Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Ship Finance International LTD
Entity Central Index Key	0001289877
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Operating revenues
Direct financing lease interest income - related parties	$ 28,489	$ 29,954	$ 59,214
Direct financing lease interest income - other	3,018	3,299	6,501
Finance lease service revenues - related parties	26,650	33,124	64,766
Finance lease service revenues - other	825	0	0
Profit sharing revenues - related parties	100	29,917	52,176
Time charter revenues - related parties	1,935	0	0
Time charter revenues - other	38,937	28,072	60,258
Bareboat charter revenues - related parties	9,103	10,272	20,701
Bareboat charter revenues - other	21,177	32,685	54,212
Other operating income	844	426	1,864
Total operating revenues	131,078	167,749	319,692
Gain on sale of assets and termination of charters	18,025	23,926	47,386
Operating expenses
Ship operating expenses - related parties	27,869	33,844	66,455
Ship operating expenses - other	19,360	10,962	28,459
Depreciation	28,337	27,794	55,602
Administrative expenses - related parties	233	235	471
Administrative expenses - other	3,678	4,233	8,471
Total operating expenses	79,477	77,068	159,458
Net operating income	69,626	114,607	207,620
Non-operating income / (expense)
Interest income - related parties, associated companies	9,788	9,788	19,575
Interest income - other	5,012	3,271	7,599
Interest expense - other	(44,184)	(47,400)	(94,851)
Gain/(loss) on repurchase of bonds	(1,109)	129	(122)
Long-term investment impairment charge	0	(3,353)	(3,353)
Other financial items, net	2,779	476	5,876
Net income before equity in earnings of associated companies	41,912	77,518	142,344
Equity in earnings of associated companies	15,530	22,660	43,492
Net income	$ 57,442	$ 100,178	$ 185,836
Per share information:
Basic earnings per share (in dollars per share)	$ 0.67	$ 1.27	$ 2.31
Diluted earnings per share (in dollars per share)	$ 0.6	$ 1.22	$ 2.22

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Statement of Other Comprehensive Income [Abstract]
Net income	$ 57,442	$ 100,178	$ 185,836
Fair value adjustments to hedging financial instruments	32,908	(11,035)	(18,407)
Fair value adjustments to hedging financial instruments in associated companies	4,128	11,090	19,561
Reclassification into net income of previous fair value adjustments to hedging financial instruments	502	27	27
Fair value adjustments to available for sale securities	218	601	896
Other comprehensive (loss)/ income	(68)	(3)	67
Other comprehensive income	37,688	680	2,144
Comprehensive income	$ 95,130	$ 100,858	$ 187,980

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 41,023	$ 60,542
Available for sale securities	66,690	55,661
Trade accounts receivable	8,345	7,997
Due from related parties	1,089	54,203
Other receivables	5,412	3,673
Inventories	3,263	2,951
Prepaid expenses and accrued income	1,171	735
Investment in direct financing and sales-type leases, current portion	52,257	56,870
Total current assets	179,250	242,632
Vessels and equipment	1,267,011	1,259,588
Accumulated depreciation on vessels and equipment	(240,900)	(218,462)
Vessels and equipment, net	1,026,111	1,041,126
Newbuildings	105,337	69,175
Investment in direct financing and sales-type leases, long-term portion	1,055,901	1,086,989
Investment in associated companies	29,549	232,891
Loans to related parties - associated companies, long-term	573,591	221,884
Loans to others, long-term	50,000	50,000
Financial instruments (long term): mark to market valuation	12,515	3,411
Other long-term investments	1,241	1,241
Deferred charges	47,755	23,740
Total assets	3,081,250	2,973,089
Current liabilities
Short term and current portion of long-term debt	275,124	157,689
Trade accounts payable	294	1,455
Due to related parties	12,208	9,227
Financial instruments (short term): mark to market valuation	3,747	0
Accrued expenses	13,407	12,576
Other current liabilities	5,582	16,571
Total current liabilities	310,362	197,518
Long-term liabilities
Long-term debt	1,474,168	1,673,511
Financial instruments (long term): mark to market valuation	67,804	85,881
Other long-term liabilities	19,675	21,411
Total liabilities	1,872,009	1,978,321
Commitments and contingent liabilities
Stockholders’ equity
Share capital ($1 par value; 125,000,000 shares authorized; 93,260,000 and 85,225,000 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively)	93,260	85,225
Additional paid-in capital	285,552	144,258
Contributed surplus	567,757	561,372
Accumulated other comprehensive loss	(45,861)	(79,421)
Accumulated other comprehensive loss - associated companies	(1,048)	(5,176)
Retained earnings	309,581	288,510
Total stockholders’ equity	1,209,241	994,768
Total liabilities and stockholders’ equity	$ 3,081,250	$ 2,973,089

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Stockholders’ equity
Share capital, par value (in dollars per share)	$ 1	$ 1
Share capital, shares authorized (in shares)	125,000,000	125,000,000
Share capital, shares issued (in shares)	93,260,000	85,225,000
Share capital, shares outstanding (in shares)	93,260,000	85,225,000	79,225,000	79,125,000

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Operating activities
Net income	$ 57,442	$ 100,178	$ 185,836
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	28,337	27,794	55,602
Long-term investment impairment charge	0	3,353	3,353
Amortization of deferred charges	5,303	2,836	5,866
Amortization of seller’s credit	(996)	(977)	(1,942)
Equity in earnings of associated companies	(15,530)	(22,660)	(43,492)
Gain on sale of assets and termination of charters	(18,025)	(23,926)	(47,386)
Adjustment of derivatives to market value	(4,658)	(1,190)	(7,780)
Loss/ (gain) on repurchase of bonds	1,109	(129)	122
Interest receivable in form of notes	(1,326)	0	(1,779)
Other	(1,626)	(911)	(543)
Changes in operating assets and liabilities
Trade accounts receivable	(4,296)	(6,183)	(7,787)
Due from related parties	53,537	(28,224)	(51,623)
Other receivables	(1,738)	1,260	(1,067)
Inventories	(312)	(1,241)	(97)
Prepaid expenses and accrued income	(436)	(752)	(190)
Trade accounts payable	(1,161)	230	774
Accrued expenses	(154)	(475)	3,206
Other current liabilities	752	(825)	(4,503)
Net cash provided by operating activities	96,222	48,158	86,570
Investing activities
Repayments from investments in direct financing and sales-type leases	26,387	29,969	58,571
Additions to newbuildings	(64,019)	(55,662)	(90,612)
Purchase of vessels	0	0	(76,936)
Proceeds from sales of vessels and termination of charters	40,366	24,008	100,733
Net amounts (paid)/ received from associated companies	(126,097)	27,657	56,443
Purchase of available for sale securities	(9,668)	678	(13,890)
Net cash provided by investing activities	(133,031)	26,650	34,309
Financing activities
Shares issued, net of issuance costs	128,880	0	89,596
Repurchase of bonds	(248,109)	(1,505)	(28,096)
Proceeds from issuance of short-term and long-term debt	514,747	69,022	259,097
Repayments of short-term and long-term debt	(333,066)	(78,917)	(318,374)
Debt fees paid	(8,343)	(1,445)	(3,989)
Payments in lieu of issuing shares for exercised share options	(448)	(1,455)	(1,477)
Cash dividends paid	(36,371)	(54,635)	(152,009)
Net cash used in financing activities	17,290	(68,935)	(155,252)
Net change in cash and cash equivalents	(19,519)	5,873	(34,373)
Cash and cash equivalents at start of the period	60,542	94,915	94,915
Cash and cash equivalents at end of the period	41,023	100,788	60,542
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 39,926	$ 45,070	$ 86,692

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital [Member]	Additional paid-in capital [Member]	Contributed surplus [Member]	Accumulated other comprehensive loss [Member]	Accumulated other comprehensive loss associated companies [Member]	Retained earnings [Member]
Balance at Dec. 31, 2011	$ 857,091	$ 79,125	$ 61,670	$ 548,354	$ (62,004)	$ (24,737)	$ 254,683
Balance (in shares) at Dec. 31, 2011	79,125,000	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	100,000	100,000
Shares issued	685	100	585
Loan advanced for share subscription	(685)	(100)	(585)
Amortization of stock based compensation	326		326
Payments in lieu of issuing shares	(1,455)		(1,455)
Equity component of convertible bond issuance, net	0		0
Amortization of deferred equity contributions	5,276			5,276
Loss on hedging financial instruments reclassified into earnings	27				27
Fair value adjustments to hedging financial instruments	55				(11,035)	11,090
Fair value adjustments to available for sale securities	601				601
Other comprehensive (loss)/ income	(3)				(3)
Net income	100,178						100,178
Dividends declared	(54,635)						(54,635)
Balance at Jun. 30, 2012	907,461	79,125	60,541	553,630	(72,414)	(13,647)	300,226
Balance (in shares) at Jun. 30, 2012	79,225,000	79,225,000
Balance at Dec. 31, 2011	857,091	79,125	61,670	548,354	(62,004)	(24,737)	254,683
Balance (in shares) at Dec. 31, 2011	79,125,000	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	6,100,000	6,100,000
Shares issued	89,596	6,100	83,496
Loan advanced for share subscription	0	0	0
Amortization of stock based compensation	569		569
Payments in lieu of issuing shares	(1,477)		(1,477)
Equity component of convertible bond issuance, net	0		0
Amortization of deferred equity contributions	13,018			13,018
Loss on hedging financial instruments reclassified into earnings	27				27
Fair value adjustments to hedging financial instruments	1,154				(18,407)	19,561
Fair value adjustments to available for sale securities	896				896
Other comprehensive (loss)/ income	67				67
Net income	185,836						185,836
Dividends declared	(152,009)						(152,009)
Balance at Dec. 31, 2012	994,768	85,225	144,258	561,372	(79,421)	(5,176)	288,510
Balance (in shares) at Dec. 31, 2012	85,225,000	85,225,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	8,035,000	8,035,000
Shares issued	128,915	8,035	120,880
Loan advanced for share subscription	0	0	0
Amortization of stock based compensation	140		140
Payments in lieu of issuing shares	(448)		(448)
Equity component of convertible bond issuance, net	20,722		20,722
Amortization of deferred equity contributions	6,385			6,385
Loss on hedging financial instruments reclassified into earnings	502				502
Fair value adjustments to hedging financial instruments	37,036				32,908	4,128
Fair value adjustments to available for sale securities	218				218
Other comprehensive (loss)/ income	(68)				(68)
Net income	57,442						57,442
Dividends declared	(36,371)						(36,371)
Balance at Jun. 30, 2013	$ 1,209,241	$ 93,260	$ 285,552	$ 567,757	$ (45,861)	$ (1,048)	$ 309,581
Balance (in shares) at Jun. 30, 2013	93,260,000	93,260,000

INTERIM FINANCIAL DATA	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
INTERIM FINANCIAL DATA
INTERIM FINANCIAL DATA
The unaudited condensed interim financial statements of Ship Finance International Limited (“Ship Finance” or the “Company”) have been prepared on the same basis as the Company’s audited financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary in order to make the interim financial statements not misleading, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The accompanying condensed interim unaudited financial statements should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2012. The results of operations for the interim period ended June 30, 2013 are not necessarily indicative of the results for the entire year ending December 31, 2013.
Basis of accounting
The condensed consolidated financial statements are prepared in accordance with US GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated on consolidation.
Consolidation of variable interest entities
A variable interest entity is defined in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810 “Consolidation” (“ASC 810”) as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.
ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.
We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.
Investments in associated companies
Investments in companies over which the Company exercises significant influence but which it does not consolidate are accounted for using the equity method. The Company records its investments in equity-method investees on the consolidated balance sheets as “Investment in associated companies” and its share of the investees’ earnings or losses in the consolidated statements of operations as “Equity in earnings of associated companies”.
Use of accounting estimates
The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Revenue and expense recognition
Revenues and expenses are recognized on the accrual basis. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, finance lease service revenues and profit sharing arrangements.

Each charter agreement is evaluated and classified as an operating or a capital lease. Rental receipts from operating leases are recognized in income over the period to which the receipt relates.
Rental payments from capital leases, which are either direct financing leases or sales-type leases, are allocated between lease service revenue, if applicable, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.
Any contingent elements of rental income, such as profit share or interest rate adjustments, are recognized when the contingent conditions have materialized.
Available for sale securities
Available for sale securities held by the Company consist of corporate bonds, which earn interest income. Any premium paid on acquisition is amortized over the life of the bond. Available for sale securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income.
Vessels and equipment (including operating lease assets)
Vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore assets, including drilling rigs and drillships, is 30 years and for all other vessels it is 25 years. These are common life expectancies applied in the shipping and offshore industries.
Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap value or the option price at the next option date, as appropriate.
This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading “gain on sale of assets and termination of charters”.
Newbuildings
The carrying value of vessels under construction (“newbuildings”) represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase instalments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.
Investment in Capital Leases
Leases (charters) of our vessels where we are the lessor are classified as either capital leases or operating leases, based on an assessment of the terms of the lease. For charters classified as capital leases, the minimum lease payments (reduced in the case of time chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the capital lease.
For capital leases that are direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between “lease interest income” and “repayment of investment in lease” in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as “lease service revenue”.

For capital leases that are sales-type leases, the difference between the gross investment in the lease and the present value of its components, that is, the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.
If at any time the Company and its customer agree to change the provisions of a leasing arrangement, other than by renewing the lease or extending its term, in a manner that would have resulted in a different classification of the lease under the FASB ASC Topic 840 “Leases” (“ASC 840”) had such changed terms been in effect at lease inception, the revised agreement shall be considered as a new agreement over its term, and the new agreement would be assessed under ASC 840 to determine whether it is to be classified as either a capital lease or an operating lease.
If the provisions of a capital lease (sales-type or direct financing) are changed in a way that does not constitute a new agreement as described above, but changes the amount of the remaining minimum lease payments, the balance of the minimum lease payments receivable and the estimated residual value (if affected) will be adjusted to reflect the change and the net adjustment will be charged or credited to unearned income.
Where a capital lease relates to a charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.
This accounting policy for investments in capital leases has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.

Other Long-Term Investments

Other long-term investments are measured at fair value using the best available value indicators. The Company currently has two long-term investments.

One long-term investment consists of shares in a container vessel owner/operator which are not publicly traded, and the best estimate available for the valuation of this investment is the cost basis. When using this basis of valuation, the Company carries out regular reviews for possible impairment adjustments. Following such a review, an impairment adjustment was made to the carrying value of this asset in the first quarter of 2012, which is reported in the Consolidated Statements of Operations under "Long-term investment impairment charge".

The other long-term investment consists of warrants to purchase shares in a U.S. company, which were received in 2012, together with other assets, as part of the consideration for the Company agreeing to terminate certain long-term charter agreements. Although shares in the U.S. company are traded on the over-the-counter market, the warrants are not listed. The Company considers that the best method of establishing the fair value of the warrants is to calculate their value in relation to the current market price of the underlying shares, taking into account the terms, restrictions and other features of the warrants, the fundamental financial and other characteristics of the issuing company, trading characteristics of the issuing company's shares, and actual sale transactions of comparable securities completed in secondary markets. The Company carries out regular reviews of the value of this investment, and adjusts the carrying value accordingly. If it is considered that the initial value of the warrants may not be recoverable, the Company records an impairment adjustment in the Consolidated Statements of Operations. Other changes in their value, which the Company believes to be temporary, are recorded as a separate component of other comprehensive income. In the second quarter of 2012, the Company concluded that the initial value of the warrants may not be recoverable and recorded an impairment charge, which was reported in the Consolidated Statement of Operations under "Long-term investment impairment charge".
Deemed Equity Contributions
The Company has accounted for the acquisition of vessels from Frontline Ltd, ("Frontline") at Frontline’s historical carrying value. The difference between the historical carrying value and the net investment in the lease has been recorded as a deferred deemed equity contribution. This deferred deemed equity contribution is presented as a reduction in the net investment in direct financing leases in the balance sheet. This results from the related party nature of both the transfer of the vessel and the subsequent direct financing lease. The deferred deemed equity contribution is amortized as a credit to contributed surplus over the life of the new lease arrangement, as lease payments are applied to the principal balance of the lease receivable.
Impairment of long-lived assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. The Company carried out a review of the carrying value of its vessels, drilling rig and long-term investments at June 30, 2013, and concluded that none of the Company’s asset values were impaired at that date.
The review of the carrying value of long-lived assets as at December 31, 2012 indicated that none of the Company’s asset values were impaired at that date.

Derivatives
Interest rate and currency swaps
The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal.
The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal. The Company also enters into a combination of interest and currency swaps (“cross currency interest rate swaps”). The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities, and for certain of the Company’s swaps, the changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under FASB ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Convertible bonds

As required by FASB ASC Topic 470 "Debt with conversion and other options", the Company accounts for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component. Accordingly, the Company determines the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to split the bond into the liability and equity components.
Drydocking provisions
Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the “expense as incurred” method.
New Accounting Pronouncements
No new accounting pronouncements issued or effective during the interim period ended June 30, 2013 have had or are expected to have a material impact on the consolidated financial statements.

AVAILABLE FOR SALE SECURITIES	6 Months Ended
Jun. 30, 2013
Investments, Debt and Equity Securities [Abstract]
AVAILABLE FOR SALE SECURITIES
AVAILABLE FOR SALE SECURITIES
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	June 30, 2013	December 31, 2012
Amortized cost	65,903	55,092
Accumulated net unrealized gain	787	569
Carrying value	66,690	55,661

The Company's investment in marketable securities consists of investments in secured notes. The net unrealized accumulated gain on available-for-sale securities included in other comprehensive income as at June 30, 2013 was $0.8 million (December 31, 2012: net unrealized accumulated gain of $0.6 million).

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	6 Months Ended
Jun. 30, 2013
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
As at June 30, 2013, most of the Company's double-hull VLCCs and Suezmax tankers were chartered to Frontline Shipping Limited (“Frontline Shipping”) and Frontline Shipping II Limited (“Frontline Shipping II”) on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately one to fourteen years. Frontline Shipping and Frontline Shipping II are subsidiaries of Frontline, a related party, and the terms of the charters do not provide them with an option to terminate the charter before the end of its term.
One of the Company’s offshore supply vessels is chartered on a long-term bareboat charter to DESS Cyprus Limited, a wholly-owned subsidiary of Deep Sea Supply Plc., a related party. Another of the Company's offshore supply vessels is chartered on a long term bareboat charter to Deep Sea Supply Shipowning II B.V., a wholly owned subsidiary of Deep Sea Supply BTG B.V., which is a joint venture owned 50% by Deep Sea Supply Plc. and 50% by BTG Pactual. We refer to Deep Sea Supply Plc. and Deep Sea Supply BTG B.V. together as Deep Sea. The terms of the charters provide the charterer with various call options to acquire the vessels at certain dates throughout the charters, which expire in 2020.
As of June 30, 2013, 24 of the Company’s assets were accounted for as direct financing leases, all of which are leased to related parties. In addition, two of the Company’s Suezmax tankers leased to non-related parties, Glorycrown and Everbright, were accounted for as sales-type leases.
The following lists the components of the investments in direct financing and sales-type leases as at June 30, 2013, of which Glorycrown and Everbright accounted for $95.2 million (December 31, 2012: $93.5 million).

(in thousands of $)	June 30, 2013	December 31, 2012
Total minimum lease payments to be received	1,850,485	1,955,514
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(497,229)	(538,890)
Net minimum lease payments receivable	1,353,256	1,416,624
Estimated residual values of leased property (un-guaranteed)	316,119	328,865
Less: unearned income	(401,511)	(435,047)
	1,267,864	1,310,442
Less: deferred deemed equity contribution	(145,069)	(151,454)
Less: unamortized gains	(14,637)	(15,129)
Total investment in direct financing and sales-type leases	1,108,158	1,143,859

Current portion	52,257	56,870
Long-term portion	1,055,901	1,086,989
	1,108,158	1,143,859

INVESTMENT IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2013
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES
The Company has certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.
At June 30, 2013, June 30, 2012 and December 31, 2012, the Company has the following participation in investments that are recorded using the equity method:

	June 30, 2013	June 30, 2012	December 31, 2012
SFL West Polaris Limited (“SFL West Polaris”)	100.00%	100.00%	100.00%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	100.00%	100.00%	100.00%
SFL Corte Real Limited (“Corte Real”)	100.00%	100.00%	100.00%
SFL Hercules Ltd ("SFL Hercules")	100.00%	—	—
SFL Linus Ltd ("SFL Linus")	100.00%	—	—

Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of June 30, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	204,177	5,108	5,062	44,130	91,582	58,295	—
Non-current assets	1,598,725	—	—	475,898	473,699	454,128	195,000
Total assets	1,802,902	5,108	5,062	520,028	565,281	512,423	195,000
Current liabilities	483,262	—	—	40,563	413,601	29,098	—
Non-current liabilities	1,290,091	—	—	477,377	134,151	483,563	195,000
Total Liabilities	1,773,353	—	—	517,940	547,752	512,661	195,000
Total stockholders’ equity	29,549	5,108	5,062	2,088	17,529	(238)	—

	As of December 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	206,114	3,998	3,950	52,776	145,390	—	—
Non-current assets	1,482,687	—	—	488,297	994,390	—	—
Total assets	1,688,801	3,998	3,950	541,073	1,139,780	—	—
Current liabilities	868,850	—	—	40,138	828,712	—	—
Non-current liabilities	587,060	—	—	427,010	160,050	—	—
Total Liabilities	1,455,910	—	—	467,148	988,762	—	—
Total stockholders’ equity	232,891	3,998	3,950	73,925	151,018	—	—
Summarized statement of operations information of the Company’s equity method investees is as follows:

	6 months ended June 30, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,339	9,858	9,883	12,168	31,804	626	—
Net operating revenues	46,781	1,112	1,112	12,150	31,782	625	—
Net income/ (loss)	15,530	1,112	1,112	1,163	12,381	(238)	—

	6 months ended June 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	76,382	9,772	9,809	21,187	35,614	—	—
Net operating revenues	59,042	1,125	1,124	21,185	35,608	—	—
Net income	22,660	1,125	1,123	5,767	14,645	—	—

	Year ended December 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	146,263	19,612	19,722	37,421	69,508	—	—
Net operating revenues	111,434	2,266	2,265	37,418	69,485	—	—
Net income	43,492	2,266	2,264	10,719	28,243	—	—

SFL West Polaris is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. (“Seadrill Polaris”), a wholly-owned subsidiary of Seadrill Limited (“Seadrill”) whose performance under the leasing arrangement is fully guaranteed by Seadrill. In July 2008, SFL West Polaris entered into a $700.0 million term loan facility. In December 2012, SFL West Polaris entered into a $420.0 million five year term loan and revolving credit facility, which was used to refinance the existing $700.0 million facility in January 2013. The vessel is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris has a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL West Polaris is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. At June 30, 2013, the balance outstanding under this facility was $405.0 million. The Company guaranteed $100.0 million of this debt at June 30, 2013.

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. (“Seadrill Deepwater”) and Seadrill Offshore AS (“Seadrill Offshore”), two wholly-owned subsidiaries of Seadrill whose performances under the leasing arrangements are fully guaranteed by Seadrill. In September 2008, SFL Deepwater entered into a $1,400.0 million term loan facility and at June 30, 2013 the balance outstanding under this facility was $407.8 million relating only to the drilling unit West Taurus. The Company guarantees $100.0 million of this debt. The other rig, the West Hercules was transferred to SFL Hercules, a 100% owned subsidiary of Ship Finance in June 2013 at the carrying value of the Investment in finance lease. The remaining rig is chartered on a bareboat basis and the terms of the charter provide Seadrill Deepwater with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Deepwater is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

Bluelot and Corte Real are 100% owned subsidiaries of Ship Finance, each incorporated in 2010 for the purpose of leasing in a 13,800 twenty-foot equivalent unit (“TEU”) container vessel on a bareboat charter basis, respectively the CMA CGM Magellan and the CMA CGM Corte Real, and leasing those vessels out on time charter basis to CMA CGM. The vessels are owned by unrelated third party entities, formed specially to acquire them from CMA CGM. The vessels, were financed by a consortium of lenders through a French tax lease structure, including investment loans from Ship Finance of $25 million per vessel, which earn a fixed rate of interest and are shown under “Loans to others, long-term”. At the end of their 15 year lease terms, CMA CGM has fixed price options to buy the vessels from Bluelot and Corte Real, who in turn have options to buy the vessels from the vessel owners. In addition, CMA CGM has options to acquire each of the vessel-owning entities in 2014, 2015, 2016, 2017 and 2018. If an option to acquire a vessel-owning entity is exercised, the corresponding financing and lease agreements will be terminated. Because CMA CGM has options to acquire the vessel-owning entities and effectively terminate the agreements, it has been determined that Bluelot and Corte Real are variable interest entities in which Ship Finance is not the primary beneficiary.

SFL Hercules is a 100% owned subsidiary of Ship Finance which was incorporated in January 2012 for the purpose of acquiring the ultra deepwater drilling rig West Hercules from SFL Deepwater and carry on leasing the rig to Seadrill Offshore on the same terms as originally established under the lease by SFL Deepwater. In June 2013, SFL Hercules drew down $375.0 million under a term loan and revolving credit facility with a syndicate of banks. The proceeds were used to part finance the acquisition of West Hercules and the rights to the bareboat charter of the rig from SFL Deepwater at the carrying value of its Investment in finance lease receivable. The vessel is chartered on a bareboat basis and the performance of Seadrill Offshore under the leasing arrangement is fully guaranteed by Seadrill. The terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL Hercules has a put option to sell the vessel to Seadrill Offshore at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Hercules is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. At June 30, 2013, the balance outstanding under this facility was $375.0 million. The Company guaranteed $90.0 million of this debt at June 30, 2013.

SFL Linus is a 100% owned subsidiary of Ship Finance acquired from North Atlantic Drilling Ltd (“NADL”), a related party, in June 2013. SFL Linus holds the contract for the newbuilding harsh environment jack-up drilling rig West Linus. The rig is currently under construction at a shipyard in Singapore and will, upon delivery, commence a bareboat charter in excess of 15 years to North Atlantic Linus Charterer Ltd (“North Atlantic Charterer”), a wholly-owned subsidiary of NADL, whose performance under the leasing arrangement is fully guaranteed by NADL. The terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL Linus has a put option to sell the vessel to North Atlantic Charterer at a fixed price at the end of the charter, which expires in 2029. Because the main asset of SFL Linus is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. The agreed purchase price of the rig is $600 million and $195 million of this was paid upon closing of the transaction in June 2013. The remaining balance will become payable upon the completion and delivery of the rig, SFL Linus has received a commitment from a syndicate of banks for a $475.0 million five year post-delivery term loan and revolving credit facility, which will be used to part finance the purchase of the rig upon delivery from the yard.

SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2013
Long-term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT
LONG-TERM DEBT

(in thousands of $)	June 30, 2013	December 31, 2012
Long-term debt:
8.5% Senior Notes due 2013, net	—	247,766
NOK500 million senior unsecured floating rate bonds due 2014	71,841	78,505
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
NOK600 million senior unsecured floating rate bonds due 2017	98,750	107,910
3.25% senior unsecured convertible bonds due 2018	350,000	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026	1,033,701	1,272,019
	1,679,292	1,831,200
Short-term debt:
U.S. dollar denominated floating rate debt (LIBOR plus margin)	70,000	—
Total short-term and long-term debt	1,749,292	1,831,200
Less: Short-term debt and current portion of long-term debt	(275,124)	(157,689)
	1,474,168	1,673,511

The outstanding debt as of June 30, 2013 is repayable as follows:

(in thousands of $)
Year ending December 31

2013 (remaining six months)	65,776
2014	371,424
2015	134,799
2016	184,454
2017	194,704
Thereafter	798,135
Total debt	1,749,292

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) was 4.11% per annum at June 30, 2013 (December 31, 2012: 4.17%). This rate takes into consideration the effect of related interest rate swaps. At June 30, 2013, the three month US Dollar London Interbank Offered Rate, or LIBOR, was 0.28% (December 31, 2012: 0.31%) and the Norwegian Interbank Offered Rate, or NIBOR, was 1.66% (December 31, 2012: 1.83%).
8.5% Senior Notes due 2013
On December 15, 2003, the Company issued $580 million of 8.5% Senior Notes. During the six month period ended June 30, 2013, the Company redeemed the remaining outstanding notes and recorded losses of $1.1 million on the repurchase of notes during the period. The net amount outstanding at June 30, 2013, was $nil (December 31, 2012: $247.8 million).

NOK500 million senior unsecured bonds due 2014
On October 7, 2010, the Company issued a senior unsecured bond loan totaling NOK500.0 million in the Norwegian credit markets. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on April 7, 2014. The bonds may, in their entirety, be redeemed at the Company’s option from October 7, 2013, upon giving bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totaling NOK40.5 million in 2010, NOK13.0 million in 2011 and NOK10.0 million in 2012, which are being held as treasury bonds. The net amount outstanding at June 30, 2013, was NOK436.5 million, equivalent to $71.8 million (December 31, 2012: NOK436.5 million, equivalent to $78.5 million).
3.75% senior unsecured convertible bonds due 2016
On February 10, 2011, the Company issued a senior unsecured convertible bond loan totaling $125 million. Interest on the bonds is fixed at 3.75% per annum and is payable in cash semi-annually in arrears on February 10 and August 10. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $21.22. The Company has the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeds, for a specified period of time, 130% of the principal amount of the bond.

NOK600 million senior unsecured bonds due 2017
On October 19, 2012, the Company issued a senior unsecured bond loan totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on October 19, 2017. The bonds may, in their entirety, be redeemed at the Company's option from April 19, 2017, upon giving bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. At June 30, 2013, the full amount of NOK600 million was outstanding, equivalent to $98.8 million (December 31, 2012: NOK600 million, equivalent to $107.9 million).
3.25% senior unsecured convertible bonds due 2018
On January 30, 2013, the Company issued a senior unsecured convertible bond loan totaling $350.0 million. Interest on the bonds is fixed at 3.25% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a 33% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $21.433. In conjunction with the bond issue, the Company loaned up to 6,060,606 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were borrowed from Hemen Holding Ltd., the largest shareholder of the Company for a one-time loan fee of $1.0 million.
As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond as well as the fair value of the share lending arrangement. This component has been recorded within equity and deferred charges to be amortised over the life of the bond. The Company recorded a net amount (after expenses) of $20.7 million and amortisation of $1.7 million for the period ended June 30, 2013.
$210 million secured term loan facility
In April 2006, five wholly-owned subsidiaries of the Company entered into a $210 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels. The terms of the loan were initially linked to long-term charters of the vessels, and the Company did not provide a corporate guarantee for the facility. In April 2012, those long-term charters were terminated and the terms of the loan agreement were amended. Although the facility continues without recourse to the Company, as part of the amended agreement the Company now guarantees that revenues received by the vessel-owning subsidiaries will achieve certain minimum levels for each vessel. This performance guarantee has been reduced to a maximum amount of $20.5 million in aggregate as of June 30, 2013. The facility bears interest at LIBOR plus a margin and has a term of twelve years from the date of drawdown for each vessel. The net amount outstanding at June 30, 2013, was $174.8 million (December 31, 2012: $174.8 million).
$149 million secured term loan facility
In August 2007, five wholly-owned subsidiaries of the Company entered into a $149 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of five new offshore supply vessels, which served as the security for this facility. One of the vessels was sold in January 2008 and the loan facility is currently secured by the remaining four vessels. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2013, was $78.2 million (December 31, 2012: $82.4 million).
$77 million secured term loan facility
In January 2008, two wholly-owned subsidiaries of the Company entered into a $77 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of two offshore supply vessels, which also serve as the security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2013, was $42.3 million (December 31, 2012: $45.5 million).
$30 million secured revolving credit facility
In February 2008, a wholly-owned subsidiary of the Company entered into a $30 million secured revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of a 1,700 TEU container vessel, which also serves as security for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. At June 30, 2013, the available amount under the facility was $1.0 million. The net amount outstanding at June 30, 2013 was $5.0 million (December 31, 2012: $7.0 million).
$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49 million secured term loan and revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers, which also serve as the security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of ten years. At June 30, 2013, the available amount under the revolving part of the facility was $0.2 million. The net amount outstanding at June 30, 2013, was $26.8 million (December 31, 2012: $29.3 million).
$58 million secured revolving credit facility
In September 2008, two wholly-owned subsidiaries of the Company entered into a $58 million secured revolving credit facility with a syndicate of banks. The borrowings under this facility are secured by two 1,700 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. At June 30, 2013, the available amount under the facility was $16.4 million. The net amount outstanding at June 30, 2013, was $nil (December 31, 2012: $23.0 million).
$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against a Suezmax tanker. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at June 30, 2013, was $33.4 million (December 31, 2012: $34.8 million).
$725 million secured term loan and revolving credit facility
In March 2010, the Company entered into a $725 million secured term loan and revolving credit facility with a syndicate of banks that was secured by 26 vessels chartered to Frontline. Seven of these vessels were sold through 2012 and two were sold in 2013, so that at June 30, 2013, the facility was secured by 17 vessels. The facility bears interest at LIBOR plus a margin and is repayable over a term of five years. At June 30, 2013, the available amount under the revolving part of the facility was $208.7 million. The net amount outstanding at June 30, 2013, was $97.7 million (December 31, 2012: $313.0 million).
$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against a Suezmax tanker. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at June 30, 2013, was $33.4 million (December 31, 2012: $34.8 million).
$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $54 million secured term loan facility with a bank, secured by two Supramax drybulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at June 30, 2013, was $43.9 million (December 31, 2012: $45.9 million).

$95 million secured term loan and revolving credit facility
In February 2011, a wholly-owned subsidiary of the Company entered into a $95 million secured term loan and revolving credit facility with a bank, secured by a jack-up drilling rig. The facility bears interest at LIBOR plus a margin and has a term of seven years. At June 30, 2013, the available amount under the revolving part of the facility was fully drawn. The net amount outstanding at June 30, 2013, was $72.5 million (December 31, 2012: $52.5 million).
$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured by three newbuilding Supramax drybulk carriers, two of which were delivered in 2011 and one which was delivered in 2012. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at June 30, 2013, was $65.5 million (December 31, 2012: $68.4 million).
$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is supported by China Export & Credit Insurance Corporation, or SINOSURE, who has provided an insurance policy in favour of the banks for part of the outstanding loan. The facility is secured by a newbuilding 1,700 TEU container vessel, which was delivered in 2010, and seven newbuilding Handysize drybulk carriers delivered between 2011 and 2013. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The net amount outstanding at June 30, 2013, was $152.4 million (December 31, 2012: $140.3 million).
$55 million secured securities financing agreement
In June 2011, the Company entered into a $55 million securities financing agreement with a bank. The facility may be used to fund up to 50% of the acquisition cost of securities we may acquire from time to time. The facility bears interest at US Federal funds rate plus a margin and will be secured against the relevant securities. The facility had not been utilized as at June 30, 2013.
$167 million secured term loan and revolving credit facility
In July 2011, five wholly-owned subsidiaries entered into a $166.8 million secured term loan and revolving credit facility agreement with a syndicate of banks. The proceeds of the facility were used to refinance a $350 million senior and junior secured term loan facility entered into in 2005, which matured in June 2012. The facility bears interest at LIBOR plus a margin, has a term of six years from drawdown, and is secured by five double-hull VLCCs vessels. At June 30, 2013, the available amount under the revolving part of the facility was fully drawn. The net amount outstanding at June 30, 2013, was $120.1 million (December 31, 2012: $130.3 million).
$184 million secured term loan facility
In March 2012, four wholly-owned subsidiaries of the Company entered into a $184 million secured term loan facility with a bank, secured by four newbuilding container vessels, which are expected to be delivered in 2013 and 2014. The facility bears interest at LIBOR plus a margin and has a term of approximately twelve years from delivery of each vessel. The facility is for both pre- and post-delivery financing. At June 30, 2013, undrawn commitment under the facility was $147.2 million, of which $18.4 million was available for drawdown based on instalments paid to the construction yard. The net amount outstanding at June 30, 2013, was $36.8 million (December 31, 2012: $36.8 million).

$53.2 million secured term loan facility
In November 2012, two wholly-owned subsidiaries of the Company entered into a $53.2 million secured term loan facility with a bank, secured against two car carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at June 30, 2013 was $51.0 million (December 31, 2012: $53.2 million).
$70.0 million secured term loan facility
In June 2013, the Company entered into a $70.0 million secured term loan facility with a syndicate of banks. The facility is secured by the shares of a wholly owned subsidiary which has a newbuilding harsh environment jack-up rig under construction with expected delivery in December 2013. The facility bears interest at LIBOR plus a margin and is repayable upon delivery of the rig, however no later than February 28, 2014. The net amount outstanding at June 30, 2013, was $70.0 million.

The Company’s loan agreements contain certain financial covenants and require it to provide security to its lenders in the form of pledged assets. In general, the main financial covenants contained in the Company’s loan agreements provide limitations on the amount of its total borrowings and secured debt and include provisions that require it to (i) maintain available cash, including freely available undrawn amounts under credit facilities with maturity exceeding 12 months, on a consolidated basis of not less than $25 million; (ii) maintain positive working capital on a consolidated basis; and (iii) maintain a ratio of total liabilities to adjusted total assets of less than 0.80.
The main security provided under the secured credit facilities include (i) guarantees from subsidiaries, as well as instances where the Company guarantees all or part of the loans; (ii) a first priority pledge over all shares of the relevant asset owning subsidiaries; (iii) a first priority mortgage over the relevant collateral assets which includes all of the vessels and the drilling units that are currently owned by the Company; and (iv) a first priority security interest over all earnings and proceeds of insurance with respect to the assets in the relevant asset owning subsidiaries. Many of the secured credit facilities require the Company to provide additional security or prepay certain amounts in the event that the fair market value of the vessels securing a facility is less than an applicable percentage, ranging between 100% to 140%, of the principal amount outstanding under such facility. The main covenants for the outstanding bonds include customary provisions limiting certain payments, including the payment of dividends and the incurrence of certain debt.
As of June 30, 2013, the Company was in compliance with all of the covenants in its debt and bond agreements.

FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds due 2014 and 2017. From a financial perspective, these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are Nordea Bank Finland Plc, HSH Nordbank AG, ABN AMRO Bank N.V., BNP Paribas, Bank of Scotland plc, NIBC Bank N.V., Scotiabank Europe Plc, DNB Bank ASA, Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Lloyds TSB Bank Plc, Credit Agricole Corporate and Investment Bank, Danske Bank A/S and Swedbank AB (publ). Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are all banks which have provided the Company with loans to which the swaps relate.
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2013	December 31, 2012
Designated derivative instruments - Assets:
Interest rate swaps	6,280	4
Cross currency interest rate swaps	—	3,275
Non-designated derivative instruments - Assets:
Interest rate swaps	6,235	—
Cross currency interest rate swaps	—	132
	12,515	3,411

(in thousands of $)	June 30, 2013	December 31, 2012
Designated derivative instruments - Liabilities:
Interest rate swaps	56,774	84,044
Cross currency interest rate swaps	12,597	411
Non-designated derivative instruments - Liabilities:
Interest rate swaps	2,103	1,426
Cross currency interest rate swaps	77	—
	71,551	85,881

Interest rate risk management
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At June 30, 2013, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

(in thousands of $)
Notional Principal as at June 30, 2013	Inception date	Maturity date	Fixed interest rate

$258,421 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$78,163(reducing to $69,713)	September 2012	September 2014	4.85%
$38,223 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$43,910 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$65,479 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$76,136 (equivalent to NOK450 million)	October 2010	April 2014	5.32%	*
$174,813 (reducing to $153,804)	April 2012	May 2019	3.67% - 3.77%
$87,400 (reducing to $79,733)	May 2012	August 2022	1.76% - 1.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$50,983 (reducing to $32,142)	February 2013	October 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%

* These swaps relate to the NOK500 million and NOK600 million senior unsecured bonds due 2014 and 2017 respectively, and the fixed interest rates paid are exchanged for the NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

As at June 30, 2013, the total notional principal amount subject to such swap agreements was $1,179.0 million (December 31, 2012: $1,033.0 million).
Foreign currency risk management
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014 and the NOK600 million senior unsecured bonds due 2017.

Principal Receivable	Principal Payable		Inception date	Maturity date
NOK450 million	$76.1	million	October 2010	April 2014
NOK600 million	$105.4	million	October 2012	October 2017

Apart from the NOK500 million and NOK600 million senior unsecured bonds due 2014 and 2017, respectively, the majority of the Company’s transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company’s cash flows, financial condition and results of operations.
Fair Values
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2013 and December 31, 2012 are as follows:

	June 30, 2013	June 30, 2013	December 31, 2012	December 31, 2012
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	66,690	66,690	55,661	55,661
Floating rate NOK bonds due 2014	71,841	72,007	78,505	78,891
Floating rate NOK bonds due 2017	98,750	98,261	107,910	106,902
8.5% Senior Notes due 2013	—	—	247,766	248,542
3.75% unsecured convertible bonds due 2016	125,000	123,110	125,000	118,513
3.25% unsecured convertible bonds due 2018	350,000	335,360	—	—
Derivatives:
Interest rate/ currency swap contracts - short-term and long-term receivables	12,515	12,515	3,411	3,411
Interest rate/ currency swap contracts - short-term and long-term payables	71,551	71,551	85,881	85,881

The above payables relating to interest rate / currency swap contracts at June 30, 2013, include $2.2 million which relates to non-designated swap contracts (December 31, 2012: $1.4 million), with the balance relating to designated hedging instruments. Similarly, the above receivables relating to interest rate / currency swap contracts at June 30, 2013, include $6.2 million (December 31, 2012: $0.1 million) which relates to non-designated swap contracts, with the balance relating to designated hedges.
In accordance with the accounting policy relating to interest rate and currency swaps (see Note 1 “Derivatives – Interest rate and currency swaps”), where the Company has designated the swap as a hedge, and to the extent that the hedge is effective, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps and the ineffective portion of swaps designated as hedges are recognized in the Consolidated Statement of Operations.

The above fair values of financial assets and liabilities as at June 30, 2013, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	66,690	47,585		19,105
Interest rate/ currency swap contracts - long-term receivables	12,515		12,515
Total assets	79,205	47,585	12,515	19,105
Liabilities:
Floating rate NOK bonds due 2014	72,007	72,007
Floating rate NOK bonds due 2017	98,261	98,261
3.75% unsecured convertible bonds due 2016	123,110	123,110
3.25% unsecured convertible bonds due 2018	335,360	335,360
Interest rate swap contracts - short-term and long-term payables	71,551		71,551
Total liabilities	700,289	628,738	71,551	—

FASB ASC Topic 820 “Fair Value Measurement and Disclosures” emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).
Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.
Listed available for sale securities are recorded at fair value, being their market value as at the balance sheet date. The fair value of unlisted available for sale securities, which at June 30, 2013, comprise unlisted corporate bonds, is a Level 3 input and is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market.

The estimated fair values for the 8.5% fixed rate Senior Notes, the floating rate NOK bonds due 2014 and 2017, the 3.75% and the 3.25% unsecured convertible bonds due 2016 and 2018 respectively, are all based on their quoted market prices as at the balance sheet date.
The fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR/NIBOR interest rates as at June 30, 2013.
Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Danske Bank and Nordea. However, the Company believes this risk is remote.
Since the Company was spun-off from Frontline in 2004, Frontline has accounted for a major proportion of our consolidated operating revenues. In the six months ended June 30, 2013, Frontline accounted for approximately 41% of our consolidated operating revenues (for the six months ended June 30, 2012: 55%, for the year ended December 31, 2012: 54%). There is thus a concentration of revenue risk with Frontline. The consolidated operating revenues for the six months ended June 30, 2013, does not include the operating revenues of $64.3 million (for the six months ended June 30, 2012: $76.4 million, for the year ended December 31, 2012: $146.3 million) reported by our subsidiaries accounted for using the equity method, none of which were earned from Frontline.

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2013	December 31, 2012
125,000,000 common shares of $1.00 par value each	125,000	125,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2013	December 31, 2012
93,260,000 common shares of $1.00 par value each (December 31, 2012: 85,225,000 shares)	93,260	85,225

The Company’s common shares are listed on the New York Stock Exchange.

During the six months ended June 30, 2013, three employees exercised their options to acquire 75,000 shares of the Company at an exercise price of $5.29 per share. 35,000 shares were issued in respect of the exercised options resulting in a premium on issue of $0.2 million and, at the discretion of the Board of Directors, the Company paid an employee $0.4 million in lieu of issuing the remaining 40,000 shares.
In June 2013, the Company issued and sold 8,000,000 shares pursuant to a prospectus filed in November 2010. Total proceeds of $128.7 million net of costs were received, resulting in a premium on issue of $120.7 million.

In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the “Option Scheme”). The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital.

The Company has accounted for the acquisition of vessels from Frontline at Frontline’s historical carrying value. The difference between the historical carrying values and the net investment in the leases has been recorded as a deferred deemed equity contribution, which is presented as a reduction in net investment in direct financing leases in the balance sheet. This accounting treatment arises from the related party nature of both the initial transfer of the vessels and the subsequent leases. The deferred deemed equity contribution is amortized to contributed surplus over the life of the lease arrangements, as lease payments are applied to the principal balance of the lease receivable. In the six months ended June 30, 2013, the Company has credited contributed surplus with $6.4 million of such deemed equity contributions (year ended December 31, 2012: $13.0 million).

SHARE OPTION PLAN	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLAN
SHARE OPTION PLAN
The Option Scheme adopted in November 2006 will expire in November 2016. The subscription price for all options granted under the scheme will be reduced by the amount of all dividends declared by the Company per share in the period from the date of grant until the date the option is exercised, provided the subscription price shall never be reduced below the par value of the share. Options granted under the scheme will vest at a date determined by the board at the date of the grant. Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date vest over a period of one to three years and have a five year term. There is no maximum number of shares authorized for awards of equity share options, and authorized unissued shares of Ship Finance, treasury shares held by the Company or cash may be used to satisfy exercised options.
No options were granted in the six months ended June 30, 2013.
As of June 30, 2013 there was $0.1 million in unrecognized compensation costs related to non-vested options granted under the Options Scheme (December 31, 2012: $0.3 million). This cost will be recognized over the remaining vesting periods, which average 7 months.

EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The computation of basic EPS is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	6 months ended June 30,		Year ended December 31,
(in thousands of $)	2013	2012	2012
Basic:
Net income available to stockholders	57,442	100,178	185,836
Diluted:
Net income available to stockholders	57,442	100,178	185,836
Interest paid on convertible bonds	7,102	2,331	4,688
	64,544	102,509	190,524

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	6 months ended June 30,		Year ended December 31,
(in thousands)	2013	2012	2012
Basic earnings per share:
Weighted average number of common shares outstanding	85,694	79,176	80,594
Diluted earnings per share:
Weighted average number of common shares outstanding	85,694	79,176	80,594
Effect of dilutive share options	82	89	168
Effect of dilutive convertible debt	22,220	4,621	5,106
	107,996	83,886	85,868

RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The Company, which was formed in 2003 as a wholly-owned subsidiary of Frontline, was partially spun-off in 2004 and its shares commenced trading on the New York Stock Exchange in June 2004. A significant proportion of the Company’s business continues to be transacted with Frontline and the Frontline Charterers (collectively Frontline Shipping, Frontline Shipping II and Frontline Shipping III Limited), and the following other related parties, being companies in which our principal shareholders Hemen Holding Ltd. and Farahead Investment Inc. (hereafter jointly referred to as “Hemen”) and companies associated with Hemen have a significant interest:
•Seadrill
•NADL
•Golden Ocean Group Limited (“Golden Ocean”)
•Deep Sea
•Golar LNG Limited (“Golar”)
•United Freight Carriers LLC ("UFC")
The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (Note 3):

(in thousands of $)	June 30, 2013	December 31, 2012
Amounts due from:
Frontline Charterers	—	51,788
Frontline	652	810
Deep Sea	—	1,305
Seadrill	300	300
Other related parties	137	—
Total amount due from related parties	1,089	54,203
Loans to related parties - associated companies, long-term
SFL West Polaris	108,377	67,010
SFL Deepwater	134,151	154,874
SFL Hercules	136,063	—
SFL Linus	195,000	—
Total loans to related parties - associated companies, long-term	573,591	221,884
Amounts due to:
Frontline Charterers	815	804
Frontline Management	1,059	815
Bluelot	5,108	3,802
Corte Real	5,062	3,756
Other related parties	164	50
Total amount due to related parties	12,208	9,227

SFL West Polaris, SFL Deepwater, SFL Hercules, SFL Linus, Bluelot and Corte Real are wholly-owned subsidiaries which are not fully consolidated but are accounted for under the equity method as at June 30, 2013 within the financial statements (see Note 4). The amounts due to Bluelot and Corte Real are the balances on the current accounts between those companies and Ship Finance. As described below in “Related party loans”, at June 30, 2013 and December 31, 2012, the long-term loans from Ship Finance to SFL West Polaris, SFL Deepwater, SFL Hercules and SFL Linus, are presented net of their respective current accounts.
Related party leasing and service contracts
As at June 30, 2013, 22 (December 31, 2012: 24) of the Company’s vessels which were leased to the Frontline Charterers and two (December 31, 2012: two) of its offshore supply vessels which were leased to subsidiaries of Deep Sea have been recorded as direct financing leases. In addition, at June 30, 2013, four (December 31, 2012: four) offshore supply vessels were leased to subsidiaries of Deep Sea and no (December 31, 2012: one) vessels were leased to the Frontline Charters under operating leases.
At June 30, 2013, the combined balance of net investments in direct financing leases with the Frontline Charterers and Deep Sea was $1,012.9 million (December 31, 2012: $1,217.0 million) of which $50.0 million (December 31, 2012: $50.8 million) represents short-term maturities.

At June 30, 2013, the net book value of assets leased under operating leases to the Frontline Charterers and Deep Sea was $111.8 million (December 31, 2012: $131.5 million).
A summary of leasing revenues earned from the Frontline Charterers and Deep Sea is as follows:

	6 months ended	6 months ended	Year ended
Payments (in millions of $)	June 30, 2013	June 30, 2012	December 31, 2012
Operating lease income	9.1	10.3	20.7
Direct financing lease interest income	28.5	30.0	59.2
Finance lease service revenue	26.7	33.1	64.8
Direct financing lease repayments	24.2	27.2	52.8

In addition, the Company signed 10-12 month time charters with profit sharing arrangements with UFC, a related party of the Company in respect of three of its drybulk vessels during the period ended June 30, 2013. Operating lease income of $1.9 million and profit sharing revenues of $0.1 million were earned from UFC during the six months ended June 30, 2013. No revenues were earned from UFC in 2012.
In May 2013, the Company agreed to change the legal entity under the charters for five of the six vessels on charter to subsidiaries of Deep Sea Supply Plc. The new charterer is Deep Sea Supply Shipowning II B.V., a wholly owned subsidiary of Deep Sea Supply BTG B.V., which is a joint venture owned 50% by Deep Sea Supply Plc. and 50% by BTG Pactual. The new charters became effective May 31, 2013, and the main terms of the charters remain unchanged.
On December 30, 2011, amendments were made to the charter agreements with Frontline Shipping and Frontline Shipping II, which at the time related to 28 vessels accounted for as direct financing leases. In terms of the amending agreements, the Company received a compensation payment of $106 million and agreed to a $6,500 per day reduction in the time charter rate of each vessel for the period January 1, 2012, to December 31, 2015. Thereafter, the charter rates revert to the previously agreed daily amounts.
It was agreed that during the period of the temporary reduction in charter rates, Frontline Shipping and Frontline Shipping II will pay the Company 100% of the earnings on a time charter equivalent basis above the temporarily reduced time charter rates, subject to a maximum of $6,500 per day for each vessel from January 1, 2012 until December 31, 2015 (the “cash sweep”). The cash sweep for any full year is payable in March of the following year.
During the six months ended June 30, 2013, the Company accrued revenues of $nil (six months ended June 30, 2012: $29.9 million, year ended December 31, 2012: $52.2 million) under the cash sweep agreement.
Prior to December 31, 2011, Frontline Shipping and Frontline Shipping II paid the Company profit sharing of 20% of their earnings on a time-charter equivalent basis from their use of the Company’s fleet above average threshold charter rates each fiscal year. The amended charter agreements increased the profit sharing percentage from 20% to 25% for earnings above the original base rates from January 1, 2012 onwards. Of the $106 million compensation payment received; $50 million represents a non-refundable advance relating to the 25% profit sharing agreement. During the six months ended June 30, 2013, the Company would have accrued $nil (six months ended June 30, 2012: $2.0 million, year ended December 31, 2012: $nil). However, during the six month periods ended June 30, 2013 and June 30, 2012 and the year ended December 31, 2012, no amounts were recognized in the consolidated accounts under the 25% profit share agreement. This was due to Frontline’s prepayment of $50.0 million of profit share in December 2011, following which, $50.0 million of profit share will need to accumulate before the 25% profit share revenues can be recognized in the consolidated accounts. As at June 30, 2013, no portion of the $50.0 million prepaid by Frontline had been utilized.
In the event that vessels on charter to the Frontline Charterers are agreed to be sold, the Company may either pay or receive compensation for the termination of the lease. In January 2013, the non-double hull VLCC Edinburgh was sold and its lease cancelled. In February and March 2013, respectively, the Suezmax Front Pride and the OBO Front Guider were sold and their leases cancelled. A total net termination fee of $5.0 million was received from Frontline in relation to the sale of these vessels.
As at June 30, 2013, the Company was owed a total of $nil (December 31, 2012: $51.8 million) by the Frontline Charterers in respect of leasing contracts and profit sharing agreements.
As at June 30, 2013, the Company was owed $0.7 million (December 31, 2012: $0.8 million) by Frontline in respect of various items.
The vessels leased to the Frontline Charterers are on time charter terms and for each such vessel the Company pays a fixed management fee of $6,500 per day to Frontline Management (Bermuda) Ltd. (“Frontline Management”), a wholly-owned subsidiary of Frontline. An exception to this arrangement is for any vessel leased to the Frontline Charterers which is sub-chartered on a bareboat basis, for which there is no management fee payable for the duration of the bareboat sub-charter. In the six months ended June 30, 2013, the Company also had two crude oil tankers, seven container vessels, twelve drybulk carriers and two car carriers operating on time charter, for which the supervision of the technical management was sub-contracted to Frontline Management. In the six months ended June 30, 2013, management fees payable to Frontline Management amounted to $27.5 million (six months ended June 30, 2012: $33.4 million, year ended December 31, 2012: $65.9 million).
In the six months ended June 30, 2013, the Company had seven container vessels and twelve drybulk carriers operating on time charter, for which part of the operating management was sub-contracted to Golden Ocean. In the six months ended June 30, 2013, operating management fees payable to Golden Ocean amounted to approximately $0.4 million (six months ended June 30, 2012: $0.2 million, year ended December 31, 2012: $0.5 million). Operating management fees are classified as ship operating expenses in the consolidated statements of operations.
We pay a commission of 1% to Frontline Management in respect of bareboat hires received in respect of the 5-year sales-type leases on the Suezmax tankers Glorycrown and Everbright. In the six months ended June 30, 2013, $43,000 was payable to Frontline Management pursuant to this arrangement (six months ended June 30, 2012: $62,000, year ended December 31, 2012: $124,000).
The Company also paid $0.2 million in the six months ended June 30, 2013 (six months ended June 30, 2012: $0.2 million; year ended December 31, 2012: $0.5 million) to Frontline Management for the provision of management and administrative services.
We pay fees to Frontline Management for the management supervision of some of our newbuildings, which in the six months ended June 30, 2013 amounted to $1.2 million (six months ended June 30, 2012: $0.9 million, December 31, 2012: year ended $2.1 million).
The Company paid $0.2 million in the six months ended June 30, 2013 (six months ended June 30, 2012: $0.3 million, year ended December 31, 2012: $0.4 million) to Frontline Management AS for the provision of office facilities in Oslo.
As at June 30, 2013, the Company owes Frontline Management and Frontline Management AS a combined total of $1.1 million (December 31, 2012: $0.8 million) for various items, including newbuilding supervision fees, technical supervision fees and office costs.
The Company paid $78,000 in the six months ended June 30, 2013 (six months ended June 30, 2012: $113,000, year ended December 31, 2012: $195,000) to Golar Management UK Limited, a subsidiary of Golar, for the provision of office facilities in London. At June 30, 2013, the Company owed Golar Management UK Limited $46,000 (December 31, 2012: $50,000).
The Company paid $nil in the six months ended June 30, 2013, (six months ended June 30, 2012: $12,000, year ended December 31, 2012: $15,000) to Seadrill Management (S) Pte Ltd, a subsidiary of Seadrill, for the provision of office facilities in Singapore.

Related party loans – associated companies
In 2010, Ship Finance entered into agreements with the wholly owned subsidiaries SFL West Polaris and SFL Deepwater granting fixed interest loans to them of $145.0 million and $290.0 million, respectively. These loans are repayable in full on July 11, 2023, and October 1, 2023, respectively, or earlier if the companies sell their drilling units. In June 2013, SFL Deepwater repaid $145.0 million of its debt to Ship Finance following the transfer of one of its rigs to SFL Hercules. In June 2013, Ship Finance granted a loan of $145.0 million to SFL Hercules on the same terms as that of SFL Deepwater. In addition, Ship Finance entered into a non interest bearing loan agreement with the wholly owned subsidiary SFL Linus in the amount $195.0 million. This loan is repayable in full on June 30, 2029 or earlier if the subsidiary sells its drilling unit.
Ship Finance is entitled to take excess cash from these companies, and such amounts are recorded within their current accounts with Ship Finance. The loan agreements specify that the balance on the current accounts will have no interest applied and will be settled by offset against the eventual repayments of the fixed interest loans. In the six months ended June 30, 2013, the Company accrued interest income on these loans of $3.3 million from SFL West Polaris (six months ended June 30, 2012: $3.3 million; year ended December 31, 2012: $6.5 million), $6.3 million from SFL Deepwater (six months ended June 30, 2012: $6.5 million, year ended December 31, 2012: $13.1 million) and $0.2 million from SFL Hercules (six months ended June 30, 2012: $nil, year ended December 31, 2012: $nil).

COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES
Assets Pledged

(in millions of $)	June 30, 2013
Book value of consolidated assets pledged under ship mortgages	$2,240

The Company and its equity-accounted subsidiaries have funded their acquisition of vessels, jack-up rig and ultra deepwater drilling units through a combination of equity and long-term debt. Providers of such long-term loan facilities usually require that the loans be secured by mortgages against the assets being acquired. As at June 30, 2013, the Company ($1.7 billion) and its equity-accounted subsidiaries ($1.2 billion) had a combined outstanding indebtedness of $2.9 billion (December 31, 2012: $3.0 billion) under various credit facilities. All of the Company’s vessels and jack-up rig and the ultra deepwater drilling units of its equity-accounted subsidiaries have been pledged under mortgages in respect of this outstanding indebtedness. In addition, the shares of the equity-accounted subsidiary, SFL Linus have been provided as security for the $70.0 million secured term loan facility.
Other Contractual Commitments
The Company has arranged insurance for the legal liability risks for its shipping activities with Assuranceforeningen SKULD, Assuranceforeningen Gard Gjensidig and Britannia Steam Ship Insurance Association Limited, all mutual protection and indemnity associations. On certain of the vessels insured, the Company is subject to calls payable to the associations based on the Company’s claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.
In May 2011, the Company sold its 100% owned subsidiary, Rig Finance II Limited to Seadrill. Following the sale of Rig Finance II Limited, the Company has agreed to continue providing a $20 million guarantee on the entity’s term loan facility until July 2013, or such earlier date as the term loan facility is repaid in full. The guarantee is fully indemnified by Seadrill.
The Company has provided a guarantee for the senior secured loan financing relating to the container vessel chartered-in by SFL Corte Real Limited, which is a wholly-owned subsidiary accounted for using the equity method (see Note 4). At June 30, 2013, the outstanding balance on the loan, which is secured by a first priority mortgage on the vessel, was $50.4 million (December 31, 2012: $52.6 million).

The Company has provided guarantees for the secured term loan facilities relating to SFL West Polaris, SFL Deepwater and SFL Hercules, which are wholly-owned subsidiaries of the Company accounted for using the equity method. The assets and liabilities of these subsidiaries including their loan facilities are presented on the Company's balance sheet on a net basis within ‘Investment in associated companies’. As of June 30, 2013, the guarantees provided by the Company to the providers of these entities’ loan facilities were limited to $290 million (December 31, 2012: $270 million) on an aggregate basis. As of June 30, 2013, the combined outstanding balance of these entities’ loan facilities was $1.2 billion (December 31, 2012: $1.2 billion).

At June 30, 2013, the Company had contractual commitments under newbuilding contracts totaling $467.0 million (December 31, 2012: $189.6 million).

The Company is routinely party both as plaintiff and defendant to lawsuits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such lawsuits.

CONSOLIDATED VARIABLE INTEREST ENTITIES	6 Months Ended
Jun. 30, 2013
CONSOLIDATED VARIABLE INTEREST ENTITIES [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES
CONSOLIDATED VARIABLE INTEREST ENTITIES

The Company’s consolidated financial statements include nine variable interest entities, all of which are wholly-owned subsidiaries. These subsidiaries own vessels with existing charters during which related and third parties have fixed price options to purchase the respective vessels, at dates varying from September 2014 to October 2018. It has been determined that the Company is the primary beneficiary of these entities, as none of the purchase options are deemed to be at bargain prices and none of the charters include sales options.
At June 30, 2013, the vessels of two of these entities are accounted for as direct financing leases with a combined carrying value of $78.3 million, unearned lease income of $23.7 million and estimated residual values of $21.7 million. The outstanding loan balances in these two entities total $42.3 million, of which the short-term portion is $6.4 million.
The other seven fully consolidated variable interest entities each own vessels which are accounted for as operating lease assets, with a total net book value at June 30, 2013, of $285.6 million. The outstanding loan balances in these entities total $177.5 million, of which the short-term portion is $20.9 million.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS There are no significant subsequent events to report.

INTERIM FINANCIAL DATA (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
The condensed consolidated financial statements are prepared in accordance with US GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated on consolidation.

Consolidation of variable interest entities
Consolidation of variable interest entities
A variable interest entity is defined in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810 “Consolidation” (“ASC 810”) as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.
ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.
We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investments in associated companies
Investments in associated companies
Investments in companies over which the Company exercises significant influence but which it does not consolidate are accounted for using the equity method. The Company records its investments in equity-method investees on the consolidated balance sheets as “Investment in associated companies” and its share of the investees’ earnings or losses in the consolidated statements of operations as “Equity in earnings of associated companies”.

Use of accounting estimates
Use of accounting estimates
The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and expense recognition
Revenue and expense recognition
Revenues and expenses are recognized on the accrual basis. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, finance lease service revenues and profit sharing arrangements.

Each charter agreement is evaluated and classified as an operating or a capital lease. Rental receipts from operating leases are recognized in income over the period to which the receipt relates.
Rental payments from capital leases, which are either direct financing leases or sales-type leases, are allocated between lease service revenue, if applicable, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.
Any contingent elements of rental income, such as profit share or interest rate adjustments, are recognized when the contingent conditions have materialized.

Available for sale securities
Available for sale securities
Available for sale securities held by the Company consist of corporate bonds, which earn interest income. Any premium paid on acquisition is amortized over the life of the bond. Available for sale securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income.

Vessels and equipment (including operating lease assets)
Vessels and equipment (including operating lease assets)
Vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore assets, including drilling rigs and drillships, is 30 years and for all other vessels it is 25 years. These are common life expectancies applied in the shipping and offshore industries.
Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap value or the option price at the next option date, as appropriate.
This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading “gain on sale of assets and termination of charters”.

Newbuildings
Newbuildings
The carrying value of vessels under construction (“newbuildings”) represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase instalments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.

Investment in Capital Leases
Investment in Capital Leases
Leases (charters) of our vessels where we are the lessor are classified as either capital leases or operating leases, based on an assessment of the terms of the lease. For charters classified as capital leases, the minimum lease payments (reduced in the case of time chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the capital lease.
For capital leases that are direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between “lease interest income” and “repayment of investment in lease” in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as “lease service revenue”.

For capital leases that are sales-type leases, the difference between the gross investment in the lease and the present value of its components, that is, the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.
If at any time the Company and its customer agree to change the provisions of a leasing arrangement, other than by renewing the lease or extending its term, in a manner that would have resulted in a different classification of the lease under the FASB ASC Topic 840 “Leases” (“ASC 840”) had such changed terms been in effect at lease inception, the revised agreement shall be considered as a new agreement over its term, and the new agreement would be assessed under ASC 840 to determine whether it is to be classified as either a capital lease or an operating lease.
If the provisions of a capital lease (sales-type or direct financing) are changed in a way that does not constitute a new agreement as described above, but changes the amount of the remaining minimum lease payments, the balance of the minimum lease payments receivable and the estimated residual value (if affected) will be adjusted to reflect the change and the net adjustment will be charged or credited to unearned income.
Where a capital lease relates to a charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.
This accounting policy for investments in capital leases has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.

Other Long-Term Investments
Other Long-Term Investments

Other long-term investments are measured at fair value using the best available value indicators. The Company currently has two long-term investments.

One long-term investment consists of shares in a container vessel owner/operator which are not publicly traded, and the best estimate available for the valuation of this investment is the cost basis. When using this basis of valuation, the Company carries out regular reviews for possible impairment adjustments. Following such a review, an impairment adjustment was made to the carrying value of this asset in the first quarter of 2012, which is reported in the Consolidated Statements of Operations under "Long-term investment impairment charge".

The other long-term investment consists of warrants to purchase shares in a U.S. company, which were received in 2012, together with other assets, as part of the consideration for the Company agreeing to terminate certain long-term charter agreements. Although shares in the U.S. company are traded on the over-the-counter market, the warrants are not listed. The Company considers that the best method of establishing the fair value of the warrants is to calculate their value in relation to the current market price of the underlying shares, taking into account the terms, restrictions and other features of the warrants, the fundamental financial and other characteristics of the issuing company, trading characteristics of the issuing company's shares, and actual sale transactions of comparable securities completed in secondary markets. The Company carries out regular reviews of the value of this investment, and adjusts the carrying value accordingly. If it is considered that the initial value of the warrants may not be recoverable, the Company records an impairment adjustment in the Consolidated Statements of Operations. Other changes in their value, which the Company believes to be temporary, are recorded as a separate component of other comprehensive income. In the second quarter of 2012, the Company concluded that the initial value of the warrants may not be recoverable and recorded an impairment charge, which was reported in the Consolidated Statement of Operations under "Long-term investment impairment charge".

Deemed Equity Contributions
Deemed Equity Contributions
The Company has accounted for the acquisition of vessels from Frontline Ltd, ("Frontline") at Frontline’s historical carrying value. The difference between the historical carrying value and the net investment in the lease has been recorded as a deferred deemed equity contribution. This deferred deemed equity contribution is presented as a reduction in the net investment in direct financing leases in the balance sheet. This results from the related party nature of both the transfer of the vessel and the subsequent direct financing lease. The deferred deemed equity contribution is amortized as a credit to contributed surplus over the life of the new lease arrangement, as lease payments are applied to the principal balance of the lease receivable.

Impairment of long-lived assets
Impairment of long-lived assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. The Company carried out a review of the carrying value of its vessels, drilling rig and long-term investments at June 30, 2013, and concluded that none of the Company’s asset values were impaired at that date.
The review of the carrying value of long-lived assets as at December 31, 2012 indicated that none of the Company’s asset values were impaired at that date.

Derivatives
Derivatives
Interest rate and currency swaps
The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal.
The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal. The Company also enters into a combination of interest and currency swaps (“cross currency interest rate swaps”). The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities, and for certain of the Company’s swaps, the changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under FASB ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Convertible bonds
Convertible bonds

As required by FASB ASC Topic 470 "Debt with conversion and other options", the Company accounts for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component. Accordingly, the Company determines the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to split the bond into the liability and equity components.

Drydocking provisions
Drydocking provisions
Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the “expense as incurred” method.

AVAILABLE FOR SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2013
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	June 30, 2013	December 31, 2012
Amortized cost	65,903	55,092
Accumulated net unrealized gain	787	569
Carrying value	66,690	55,661

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	6 Months Ended
Jun. 30, 2013
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing and sales-type leases as at June 30, 2013, of which Glorycrown and Everbright accounted for $95.2 million (December 31, 2012: $93.5 million).

(in thousands of $)	June 30, 2013	December 31, 2012
Total minimum lease payments to be received	1,850,485	1,955,514
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(497,229)	(538,890)
Net minimum lease payments receivable	1,353,256	1,416,624
Estimated residual values of leased property (un-guaranteed)	316,119	328,865
Less: unearned income	(401,511)	(435,047)
	1,267,864	1,310,442
Less: deferred deemed equity contribution	(145,069)	(151,454)
Less: unamortized gains	(14,637)	(15,129)
Total investment in direct financing and sales-type leases	1,108,158	1,143,859

Current portion	52,257	56,870
Long-term portion	1,055,901	1,086,989
	1,108,158	1,143,859

INVESTMENT IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2013
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At June 30, 2013, June 30, 2012 and December 31, 2012, the Company has the following participation in investments that are recorded using the equity method:

	June 30, 2013	June 30, 2012	December 31, 2012
SFL West Polaris Limited (“SFL West Polaris”)	100.00%	100.00%	100.00%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	100.00%	100.00%	100.00%
SFL Corte Real Limited (“Corte Real”)	100.00%	100.00%	100.00%
SFL Hercules Ltd ("SFL Hercules")	100.00%	—	—
SFL Linus Ltd ("SFL Linus")	100.00%	—	—

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of June 30, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	204,177	5,108	5,062	44,130	91,582	58,295	—
Non-current assets	1,598,725	—	—	475,898	473,699	454,128	195,000
Total assets	1,802,902	5,108	5,062	520,028	565,281	512,423	195,000
Current liabilities	483,262	—	—	40,563	413,601	29,098	—
Non-current liabilities	1,290,091	—	—	477,377	134,151	483,563	195,000
Total Liabilities	1,773,353	—	—	517,940	547,752	512,661	195,000
Total stockholders’ equity	29,549	5,108	5,062	2,088	17,529	(238)	—

	As of December 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	206,114	3,998	3,950	52,776	145,390	—	—
Non-current assets	1,482,687	—	—	488,297	994,390	—	—
Total assets	1,688,801	3,998	3,950	541,073	1,139,780	—	—
Current liabilities	868,850	—	—	40,138	828,712	—	—
Non-current liabilities	587,060	—	—	427,010	160,050	—	—
Total Liabilities	1,455,910	—	—	467,148	988,762	—	—
Total stockholders’ equity	232,891	3,998	3,950	73,925	151,018	—	—
Summarized statement of operations information of the Company’s equity method investees is as follows:

	6 months ended June 30, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,339	9,858	9,883	12,168	31,804	626	—
Net operating revenues	46,781	1,112	1,112	12,150	31,782	625	—
Net income/ (loss)	15,530	1,112	1,112	1,163	12,381	(238)	—

	6 months ended June 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	76,382	9,772	9,809	21,187	35,614	—	—
Net operating revenues	59,042	1,125	1,124	21,185	35,608	—	—
Net income	22,660	1,125	1,123	5,767	14,645	—	—

	Year ended December 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	146,263	19,612	19,722	37,421	69,508	—	—
Net operating revenues	111,434	2,266	2,265	37,418	69,485	—	—
Net income	43,492	2,266	2,264	10,719	28,243	—	—

SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2013
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of Long-Term Debt

(in thousands of $)	June 30, 2013	December 31, 2012
Long-term debt:
8.5% Senior Notes due 2013, net	—	247,766
NOK500 million senior unsecured floating rate bonds due 2014	71,841	78,505
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
NOK600 million senior unsecured floating rate bonds due 2017	98,750	107,910
3.25% senior unsecured convertible bonds due 2018	350,000	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026	1,033,701	1,272,019
	1,679,292	1,831,200
Short-term debt:
U.S. dollar denominated floating rate debt (LIBOR plus margin)	70,000	—
Total short-term and long-term debt	1,749,292	1,831,200
Less: Short-term debt and current portion of long-term debt	(275,124)	(157,689)
	1,474,168	1,673,511

Schedule of Maturities of Long-term Debt
The outstanding debt as of June 30, 2013 is repayable as follows:

(in thousands of $)
Year ending December 31

2013 (remaining six months)	65,776
2014	371,424
2015	134,799
2016	184,454
2017	194,704
Thereafter	798,135
Total debt	1,749,292

FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as Cash Flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2013	December 31, 2012
Designated derivative instruments - Assets:
Interest rate swaps	6,280	4
Cross currency interest rate swaps	—	3,275
Non-designated derivative instruments - Assets:
Interest rate swaps	6,235	—
Cross currency interest rate swaps	—	132
	12,515	3,411

(in thousands of $)	June 30, 2013	December 31, 2012
Designated derivative instruments - Liabilities:
Interest rate swaps	56,774	84,044
Cross currency interest rate swaps	12,597	411
Non-designated derivative instruments - Liabilities:
Interest rate swaps	2,103	1,426
Cross currency interest rate swaps	77	—
	71,551	85,881

Schedule of interest rate swap transactions designated as hedges against specific loans
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At June 30, 2013, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

(in thousands of $)
Notional Principal as at June 30, 2013	Inception date	Maturity date	Fixed interest rate

$258,421 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$78,163(reducing to $69,713)	September 2012	September 2014	4.85%
$38,223 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$43,910 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$65,479 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$76,136 (equivalent to NOK450 million)	October 2010	April 2014	5.32%	*
$174,813 (reducing to $153,804)	April 2012	May 2019	3.67% - 3.77%
$87,400 (reducing to $79,733)	May 2012	August 2022	1.76% - 1.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$50,983 (reducing to $32,142)	February 2013	October 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%

* These swaps relate to the NOK500 million and NOK600 million senior unsecured bonds due 2014 and 2017 respectively, and the fixed interest rates paid are exchanged for the NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014 and the NOK600 million senior unsecured bonds due 2017.

Principal Receivable	Principal Payable		Inception date	Maturity date
NOK450 million	$76.1	million	October 2010	April 2014
NOK600 million	$105.4	million	October 2012	October 2017

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2013 and December 31, 2012 are as follows:

	June 30, 2013	June 30, 2013	December 31, 2012	December 31, 2012
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	66,690	66,690	55,661	55,661
Floating rate NOK bonds due 2014	71,841	72,007	78,505	78,891
Floating rate NOK bonds due 2017	98,750	98,261	107,910	106,902
8.5% Senior Notes due 2013	—	—	247,766	248,542
3.75% unsecured convertible bonds due 2016	125,000	123,110	125,000	118,513
3.25% unsecured convertible bonds due 2018	350,000	335,360	—	—
Derivatives:
Interest rate/ currency swap contracts - short-term and long-term receivables	12,515	12,515	3,411	3,411
Interest rate/ currency swap contracts - short-term and long-term payables	71,551	71,551	85,881	85,881

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at June 30, 2013, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	66,690	47,585		19,105
Interest rate/ currency swap contracts - long-term receivables	12,515		12,515
Total assets	79,205	47,585	12,515	19,105
Liabilities:
Floating rate NOK bonds due 2014	72,007	72,007
Floating rate NOK bonds due 2017	98,261	98,261
3.75% unsecured convertible bonds due 2016	123,110	123,110
3.25% unsecured convertible bonds due 2018	335,360	335,360
Interest rate swap contracts - short-term and long-term payables	71,551		71,551
Total liabilities	700,289	628,738	71,551	—

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2013	December 31, 2012
125,000,000 common shares of $1.00 par value each	125,000	125,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2013	December 31, 2012
93,260,000 common shares of $1.00 par value each (December 31, 2012: 85,225,000 shares)	93,260	85,225

EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	6 months ended June 30,		Year ended December 31,
(in thousands of $)	2013	2012	2012
Basic:
Net income available to stockholders	57,442	100,178	185,836
Diluted:
Net income available to stockholders	57,442	100,178	185,836
Interest paid on convertible bonds	7,102	2,331	4,688
	64,544	102,509	190,524

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	6 months ended June 30,		Year ended December 31,
(in thousands)	2013	2012	2012
Basic earnings per share:
Weighted average number of common shares outstanding	85,694	79,176	80,594
Diluted earnings per share:
Weighted average number of common shares outstanding	85,694	79,176	80,594
Effect of dilutive share options	82	89	168
Effect of dilutive convertible debt	22,220	4,621	5,106
	107,996	83,886	85,868

RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (Note 3):

(in thousands of $)	June 30, 2013	December 31, 2012
Amounts due from:
Frontline Charterers	—	51,788
Frontline	652	810
Deep Sea	—	1,305
Seadrill	300	300
Other related parties	137	—
Total amount due from related parties	1,089	54,203
Loans to related parties - associated companies, long-term
SFL West Polaris	108,377	67,010
SFL Deepwater	134,151	154,874
SFL Hercules	136,063	—
SFL Linus	195,000	—
Total loans to related parties - associated companies, long-term	573,591	221,884
Amounts due to:
Frontline Charterers	815	804
Frontline Management	1,059	815
Bluelot	5,108	3,802
Corte Real	5,062	3,756
Other related parties	164	50
Total amount due to related parties	12,208	9,227

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers and Deep Sea is as follows:

	6 months ended	6 months ended	Year ended
Payments (in millions of $)	June 30, 2013	June 30, 2012	December 31, 2012
Operating lease income	9.1	10.3	20.7
Direct financing lease interest income	28.5	30.0	59.2
Finance lease service revenue	26.7	33.1	64.8
Direct financing lease repayments	24.2	27.2	52.8

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

(in millions of $)	June 30, 2013
Book value of consolidated assets pledged under ship mortgages	$2,240

INTERIM FINANCIAL DATA (Details)	6 Months Ended
Jun. 30, 2013
Offshore assets [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	30 years
All other vessels [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	25 years

AVAILABLE FOR SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Amortized cost	$ 65,903	$ 55,092
Accumulated net unrealized gain	787	569
Carrying value	$ 66,690	$ 55,661

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $)	Jun. 30, 2013 assets vessels	Dec. 31, 2012
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Term of charters, minimum (in years)	1 year
Term of charters, maximum (in years)	14 years
Number of offshore supply vessels chartered on long-term bareboat charters	1
Related Party Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties	24
Assets accounted for as sales type leases and leased to nonrelated parties	2
Value of investments in sales-type leases for Glorycrown and Everbright	$ 95,200,000	$ 93,500,000
Components of investments in direct financing and sales-type leases [Abstract]
Total minimum lease payments to be received	1,850,485,000	1,955,514,000
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(497,229,000)	(538,890,000)
Net minimum lease payments receivable	1,353,256,000	1,416,624,000
Estimated residual values of leased property (un-guaranteed)	316,119,000	328,865,000
Less: unearned income	(401,511,000)	(435,047,000)
Net investment in direct financing and sales-type leases before deferred deemed equity contribution and unamortized gains	1,267,864,000	1,310,442,000
Less: deferred deemed equity contribution	(145,069,000)	(151,454,000)
Less: unamortized gains	(14,637,000)	(15,129,000)
Total investment in direct financing and sales-type leases	1,108,158,000	1,143,859,000
Current portion	52,257,000	56,870,000
Long-term portion	$ 1,055,901,000	$ 1,086,989,000
Deep Sea Supply Plc. [Member]
Related Party Transaction [Line Items]
Joint venture, ownership interest	50.00%
BTG Pactual [Member]
Related Party Transaction [Line Items]
Joint venture, ownership interest	50.00%

INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended			12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 SFL West Polaris [Member]	Jun. 30, 2012 SFL West Polaris [Member]	Dec. 31, 2012 SFL West Polaris [Member]	Jul. 31, 2008 SFL West Polaris [Member]	Jun. 30, 2013 SFL Deepwater [Member]	Jun. 30, 2012 SFL Deepwater [Member]	Dec. 31, 2012 SFL Deepwater [Member]	Sep. 30, 2008 SFL Deepwater [Member] subsidiaries drilling_rigs	Jun. 30, 2013 Bluelot and Corte Real [Member] Twenty_Foot_Equivalent_Unit	Jun. 30, 2013 Bluelot Shipping Company [Member]	Jun. 30, 2012 Bluelot Shipping Company [Member]	Dec. 31, 2012 Bluelot Shipping Company [Member]	Jun. 30, 2013 SFL Corte Real [Member]	Jun. 30, 2012 SFL Corte Real [Member]	Dec. 31, 2012 SFL Corte Real [Member]	Jun. 30, 2013 SFL Hercules [Member]	Jun. 30, 2012 SFL Hercules [Member]	Dec. 31, 2012 SFL Hercules [Member]	Jun. 30, 2013 SFL Linus [Member]	Jun. 30, 2013 SFL Linus [Member]	Jun. 30, 2012 SFL Linus [Member]	Dec. 31, 2012 SFL Linus [Member]	Jun. 30, 2013 Total [Member]	Dec. 31, 2012 Total [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee				100.00%	100.00%	100.00%		100.00%	100.00%	100.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%				100.00%
Summarized balance sheet information [Abstract]
Current assets				$ 44,130,000		$ 52,776,000		$ 91,582,000		$ 145,390,000			$ 5,108,000		$ 3,998,000	$ 5,062,000		$ 3,950,000	$ 58,295,000		$ 0	$ 0	$ 0		$ 0	$ 204,177,000	$ 206,114,000
Non-current assets				475,898,000		488,297,000		473,699,000		994,390,000			0		0	0		0	454,128,000		0	195,000,000	195,000,000		0	1,598,725,000	1,482,687,000
Total assets				520,028,000		541,073,000		565,281,000		1,139,780,000			5,108,000		3,998,000	5,062,000		3,950,000	512,423,000		0	195,000,000	195,000,000		0	1,802,902,000	1,688,801,000
Current liabilities				40,563,000		40,138,000		413,601,000		828,712,000			0		0	0		0	29,098,000		0	0	0		0	483,262,000	868,850,000
Non-current liabilities				477,377,000		427,010,000		134,151,000		160,050,000			0		0	0		0	483,563,000		0	195,000,000	195,000,000		0	1,290,091,000	587,060,000
Total liabilities				517,940,000		467,148,000		547,752,000		988,762,000			0		0	0		0	512,661,000		0	195,000,000	195,000,000		0	1,773,353,000	1,455,910,000
Total stockholders' equity				2,088,000		73,925,000		17,529,000		151,018,000			5,108,000		3,998,000	5,062,000		3,950,000	(238,000)		0	0	0		0	29,549,000	232,891,000
Statement of operations information [Abstract]
Operating revenues	64,339,000	76,382,000	146,263,000	12,168,000	21,187,000	37,421,000		31,804,000	35,614,000	69,508,000			9,858,000	9,772,000	19,612,000	9,883,000	9,809,000	19,722,000	626,000	0	0		0	0	0
Net operating revenues	46,781,000	59,042,000	111,434,000	12,150,000	21,185,000	37,418,000		31,782,000	35,608,000	69,485,000			1,112,000	1,125,000	2,266,000	1,112,000	1,124,000	2,265,000	625,000	0	0		0	0	0
Net income/ (loss)	15,530,000	22,660,000	43,492,000	1,163,000	5,767,000	10,719,000		12,381,000	14,645,000	28,243,000			1,112,000	1,125,000	2,266,000	1,112,000	1,123,000	2,264,000	(238,000)	0	0		0	0	0
Term loan facility, principal amount						420,000,000	700,000,000				1,400,000,000
Debt instrument, term						5 years																5 years	5 years
Oustanding debt	1,679,292,000		1,831,200,000	405,000,000				407,800,000
Term loan facility, amount guaranteed				100,000,000					100,000,000
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method											2
Number of wholly-owned subsidiaries that have chartered-in vessels on a long-term bareboat basis											2
Capacity of leased-in container vessels (in Twenty-foot equivalent units - TEU)												13,800
Amount of investment loan provided by reporting entity to third party for part-financing of each vessel leased to equity method investees												25,000,000
Term of lease												15 years										15 years	15 years
Term loan facility, amount outstanding																			375,000,000
Debt Instrument, guaranteed amount																			90,000,000
Variable interest entity, purchase price																						600,000,000	600,000,000
Variable interest entity, amount paid																						195,000,000
Debt instrument, bank commitment																						$ 475,000,000	$ 475,000,000

SHORT-TERM AND LONG-TERM DEBT (Details)	6 Months Ended		12 Months Ended	6 Months Ended			1 Months Ended	12 Months Ended							1 Months Ended				1 Months Ended			1 Months Ended	6 Months Ended				1 Months Ended			1 Months Ended				1 Months Ended						1 Months Ended			1 Months Ended												1 Months Ended						1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended				1 Months Ended			1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2012 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member] USD ($)	Oct. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member]	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Jun. 30, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Jun. 30, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Feb. 28, 2011 3.75% senior unsecured convertible bonds due 2016 [Member]	Jun. 30, 2013 3.75% senior unsecured convertible bonds due 2016 [Member] USD ($)	Dec. 31, 2012 3.75% senior unsecured convertible bonds due 2016 [Member] USD ($)	Feb. 08, 2011 3.75% senior unsecured convertible bonds due 2016 [Member] USD ($)	Oct. 31, 2012 NOK600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Jun. 30, 2013 NOK600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2012 NOK600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Jan. 31, 2013 3.25% senior unsecured convertible bonds due 2018 [Member] USD ($)	Jun. 30, 2013 3.25% senior unsecured convertible bonds due 2018 [Member] USD ($)	Dec. 31, 2012 3.25% senior unsecured convertible bonds due 2018 [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] USD ($)	Apr. 30, 2006 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 210 million secured term loan facility [Member] USD ($) vessels subsidiaries	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 210 million secured term loan facility [Member] USD ($)	Aug. 31, 2007 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 149 million secured term loan facility [Member] USD ($) vessels subsidiaries	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 149 million secured term loan facility [Member] USD ($) vessels	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 149 million secured term loan facility [Member] USD ($)	Jan. 31, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 149 million secured term loan facility [Member] vessels	Jan. 31, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 77 million secured term loan facility [Member] USD ($) vessels subsidiaries	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 77 million secured term loan facility [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Feb. 28, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($) Twenty_Foot_Equivalent_Unit	Mar. 31, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($) tankers subsidiaries	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Sep. 30, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 58 million secured revolving credit facility [Member] USD ($) subsidiaries vessels Twenty_Foot_Equivalent_Unit	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Feb. 28, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Mar. 31, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Mar. 31, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Nov. 30, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 54 million secured term loan facility [Member] USD ($) subsidiaries	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 54 million secured term loan facility [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Feb. 28, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Mar. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 75 million secured term loan facility [Member] USD ($) subsidiaries vessels	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 75 million secured term loan facility [Member] USD ($) vessels	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 75 million secured term loan facility [Member] vessels	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 75 million secured term loan facility [Member] USD ($)	May 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 171 million secured term loan facility [Member] USD ($) subsidiaries Twenty_Foot_Equivalent_Unit vessels	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 171 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 171 million secured term loan facility [Member] USD ($)	Jun. 30, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Jul. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 167 million secured term loan facility USD ($) subsidiaries vessels	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 167 million secured term loan facility USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 167 million secured term loan facility USD ($)	Mar. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($) subsidiaries vessels	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($)	Nov. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] $53 million secured term loan facility [Member] USD ($) subsidiaries vessels	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] $53 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] $53 million secured term loan facility [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] $70 million secured term loan facility [Member] USD ($)	Jun. 30, 2013 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] $70 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member] $70 million secured term loan facility [Member] USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 1,679,292,000		$ 1,831,200,000	$ 0	$ 247,766,000			436,500,000			$ 71,841,000	436,500,000	$ 78,505,000			$ 125,000,000	$ 125,000,000			$ 98,750,000	$ 107,910,000		$ 350,000,000	$ 0	$ 1,033,701,000	$ 1,272,019,000		$ 174,800,000	$ 174,800,000		$ 78,200,000	$ 82,400,000			$ 42,300,000	$ 45,500,000	$ 5,000,000	$ 7,000,000			$ 26,800,000	$ 29,300,000		$ 0	$ 23,000,000	$ 33,400,000	$ 34,800,000		$ 97,700,000	$ 313,000,000		$ 33,400,000	$ 34,800,000			$ 43,900,000	$ 45,900,000	$ 72,500,000	$ 52,500,000			$ 65,500,000		$ 68,400,000		$ 152,400,000	$ 140,300,000			$ 120,100,000	$ 130,300,000		$ 36,800,000	$ 36,800,000		$ 51,000,000	$ 53,200,000
Short-term debt																																																																														70,000,000	70,000,000	0
Total short-term and long-term debt	1,749,292,000		1,831,200,000
Less: Short-term debt and current portion of long-term debt	(275,124,000)		(157,689,000)
Total long-term debt, non-current portion	1,474,168,000		1,673,511,000
Long-term Debt, by Maturity [Abstract]
2013 (remaining six months)	65,776,000
2014	371,424,000
2015	134,799,000
2016	184,454,000
2017	194,704,000
Thereafter	798,135,000
Weighted average interest rate (in hundredths)																									4.11%	4.17%
Three month dollar LIBOR rate (in hundredths)																									0.28%	0.31%
Three month Norwegian kroner NIBOR rate (in hundredths)																									1.66%	1.83%
Maturity date of debt				2013			2014								2016				10/19/2017			2018
Debt instrument, face amount						580,000,000								500,000,000				125,000,000	600,000,000			350,000,000					210,000,000			149,000,000				77,000,000					30,000,000	49,000,000			58,000,000					42,600,000			725,000,000			42,600,000	54,000,000					95,000,000	75,400,000				171,000,000			55,000,000	166,800,000			184,000,000			53,200,000			70,000,000
Stated interest rate						8.50%												3.75%				3.25%
Amount of debt repurchased								10,000,000	13,000,000	40,500,000
Gain/(loss) on repurchase of bonds	(1,109,000)	129,000	(122,000)	(1,109,000)
Earliest redemption date							Oct 7, 2013
Notice of redemption (in days)														30 days					30 days
Redemption price of debt (in hundredths)														100.50%					100.50%
Convertible bonds time period																10 days							10 days
Conversion price (in dollars per share)																$ 21.22		$ 27.05				$ 21.945	$ 21.4333
Premium of conversion price to share price (in hundredths)																		35.00%				33.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																130.00%
Shares loaned to affliate																						6,060,606
Related party share loan fee																						1,000,000
Financing costs, not amortized	20,722,000	0	0																				20,700,000
Amortization of deferred charges	5,303,000	2,836,000	5,866,000																				1,700,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement																											5			5				2						2			2												2						3				8				5			4			2
Number of new vessels acquired that were partly funded by secured term loan facility																											5			5				2						2
Maximum amount guaranteed by parent																											21,000,000
Term of loan																											12 years			7 years				7 years					7 years	10 years			5 years					5 years			5 years			5 years	8 years					7 years	8 years				10 years				6 years			12 years			5 years
Available borrowing capacity																																					1,000,000				200,000			16,400,000					208,700,000
Current borrowing capacity with restrictions																																																																									18,400,000
Number of vessels sold																																	1																2	7
Number of remaining vessels relating to loan facility																															4																		17
Capacity of container vessel in twenty-foot equivalent units (TEU)																																							1,700				1,700																						1,700
Number of vessels against which loan was secured																																											2								26										3				7				5			4			2
Number of vessels delivered																																																														1	2
Amount available to draw																																																																									147,200,000
Percentage of acquisition cost of securities which may be funded by financing facility (in hundredths)																																																																				50.00%
Refinaced debt																																																																					350,000,000
Debt covenant, minimum available cash on consolidated basis	$ 25,000,000
Debt covenant, maximum ratio of total liabilities to adjusted total assets	0.8
Debt instrument, covenant, fair market value of vessels minimum percentage	100.00%
Debt instrument, covenant, fair market value of vessels maximum percentage	140.00%

FINANCIAL INSTRUMENTS (Details)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 1 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 2 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 3 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 4 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 5 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] USD ($)		Jun. 30, 2013 Interest Rate Swap 8 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 9 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] USD ($)		Jun. 30, 2013 Interest Rate Swap 11 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Interest Rate Swap 12 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] Designated as Hedging Instrument [Member] NOK	Jun. 30, 2013 NOK600 million senior unsecured floating rate bonds due 2017 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2013 NOK600 million senior unsecured floating rate bonds due 2017 [Member] Designated as Hedging Instrument [Member] NOK	Oct. 31, 2012 NOK600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK
Derivative, Fair value [Abstract]
Assets	$ 12,515,000	$ 3,411,000	$ 6,280,000	$ 4,000	$ 6,235,000	$ 0															$ 0	$ 3,275,000	$ 0	$ 132,000
Liabilities	71,551,000	85,881,000	56,774,000	84,044,000	2,103,000	1,426,000															12,597,000	411,000	77,000	0
Interest rate swaps [Abstract]
Inception date							Mar 31, 2010	Sep 30, 2012	Mar 31, 2008	Apr 30, 2011	May 31, 2011	Aug 31, 2011	Oct 31, 2010	[1]	Apr 30, 2012	May 31, 2012	Oct 31, 2012	[1]	Feb 28, 2013	Mar 4, 2013					Oct 7, 2010	Oct 7, 2010	Oct 19, 2012	Oct 19, 2012
Maturity date							Mar 31, 2015	Sep 30, 2014	Aug 31, 2018	Dec 31, 2018	Jan 31, 2019	Aug 31, 2021	Apr 30, 2014	[1]	May 31, 2019	Aug 31, 2022	Oct 31, 2017	[1]	Oct 19, 2017	Apr 25, 2023					Apr 30, 2014	Apr 30, 2014	Oct 19, 2017	Oct 19, 2017
Notional principal	1,179,000,000	1,033,000,000					258,421,000	78,163,000	38,223,000	43,910,000	65,479,000	100,000,000	76,136,000	[1]	174,813,000	87,400,000	105,436,000	[1]	50,983,000	100,000,000
Notional principal, at maturity							122,632,000	69,713,000	24,794,000	23,394,000	34,044,000	100,000,000			153,804,000	79,733,000			32,142,000	100,000,000
Fixed interest rate range, low end							1.96%		4.05%	2.13%	0.80%	2.50%			3.67%	1.76%	5.92%	[1]	0.81%	1.85%
Fixed interest rate range, high end							2.22%		4.15%	2.80%	2.58%	2.93%			3.77%	1.85%	6.23%	[1]	0.82%	1.97%
Fixed interest rate								4.85%					5.32%	[1]
Debt instrument, face amount																													600,000,000	500,000,000
Currency swaps [Abstract]
Principal Receivable																										450,000,000		600,000,000
Principal payable																									$ 76,100,000		$ 105,400,000

[1]	These swaps relate to the NOK500 million and NOK600 million senior unsecured bonds due 2014 and 2017 respectively, and the fixed interest rates paid are exchanged for the NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

FINANCIAL INSTRUMENTS, Fair Value (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Fair Values, Derivatives [Abstract]
Derivative instrument payables relating to non-designated interest/currency swaps	$ 2,200,000	$ 1,400,000
Derivative instrument receivables relating to non-designated interest/currency swaps	6,200,000	100,000
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale securities	66,690,000	55,661,000
Floating rate NOK bonds due 2014	71,841,000	78,505,000
Floating Rate NOK Bonds due 2017, Fair Value Disclosure	98,750,000	107,910,000
USD Senior Notes due 2013	0	247,766,000
3.75% unsecured convertible bonds due 2016	125,000,000	125,000,000
3.25% unsecured convertible bonds due 2018	350,000,000	0
Fair Values, Derivatives [Abstract]
Interest rate/ currency swap contracts - short-term and long-term receivables	12,515,000	3,411,000
Interest rate/ currency swap contracts - short-term and long-term payables	71,551,000	85,881,000
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale securities	66,690,000	55,661,000
Floating rate NOK bonds due 2014	72,007,000	78,891,000
Floating Rate NOK Bonds due 2017, Fair Value Disclosure	98,261,000	106,902,000
USD Senior Notes due 2013	0	248,542,000
3.75% unsecured convertible bonds due 2016	123,110,000	118,513,000
3.25% unsecured convertible bonds due 2018	335,360,000	0
Fair Values, Derivatives [Abstract]
Interest rate/ currency swap contracts - short-term and long-term receivables	12,515,000	3,411,000
Interest rate/ currency swap contracts - short-term and long-term payables	$ 71,551,000	$ 85,881,000

FINANCIAL INSTRUMENTS, Measurement Frequency (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Concentrations of risk [Abstract]
Percentage of operating revenue from a single customer (in hundredths)	41.00%	55.00%		54.00%
Operating revenues	$ 64,339	$ 76,382	$ 146,263
8.5% Senior Notes due 2013 [Member]
Liabilities [Abstract]
Stated interest rate	8.50%
3.75% senior unsecured convertible bonds due 2016 [Member]
Liabilities [Abstract]
Stated interest rate	3.75%
3.25% senior unsecured convertible bonds due 2018 [Member]
Liabilities [Abstract]
Stated interest rate	3.25%
Recurring Basis [Member]
Assets [Abstract]
Available for sale securities	66,690
Interest rate/ currency swap contracts - short-term and long-term receivables	12,515
Total assets	79,205
Liabilities [Abstract]
NOK500 million senior unsecured bonds due 2014	72,007
Floating rate NOK bonds due 2017	98,261
3.75% unsecured convertible bonds due 2016	123,110
3.25% unsecured convertible bonds due 2018	335,360
Interest rate/ currency swap contracts - short-term and long-term payables	71,551
Total liabilities	700,289
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Available for sale securities	47,585
Total assets	47,585
Liabilities [Abstract]
NOK500 million senior unsecured bonds due 2014	72,007
Floating rate NOK bonds due 2017	98,261
3.75% unsecured convertible bonds due 2016	123,110
3.25% unsecured convertible bonds due 2018	335,360
Total liabilities	628,738
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Interest rate/ currency swap contracts - short-term and long-term receivables	12,515
Total assets	12,515
Liabilities [Abstract]
Interest rate/ currency swap contracts - short-term and long-term payables	71,551
Total liabilities	71,551
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Available for sale securities	19,105
Total assets	19,105
Liabilities [Abstract]
Total liabilities	$ 0

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Common shares, authorized	$ 125,000,000	$ 125,000,000		$ 125,000,000
Common shares, par value (in dollars per share)	$ 1	$ 1		$ 1
Common shares, authorized (in shares)	125,000,000	125,000,000		125,000,000
Common shares, issued	93,260,000	93,260,000		85,225,000
Share capital, shares issued (in shares)	93,260,000	93,260,000		85,225,000
Exercised options (in shares)		75,000
Exercise price of the options (in dollars per share)		$ 5.29
Shares issued in respect of excercised options		35,000
Premium on issuance of stock		200,000
Payments in lieu of issuing shares for exercised share options		448,000	1,455,000	1,477,000
Number of options excercised paid out in lieu of issuing shares		40,000
Shares issued (in shares)	8,000,000	8,035,000	100,000	6,100,000
Shares issued	128,700,000	128,915,000	685,000	89,596,000
Premium on issuance of shares	120,700,000
Amortization of deferred equity contributions		$ 6,385,000	$ 5,276,000	$ 13,018,000

SHARE OPTION PLAN (Details) (Stock Options [Member], USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, term (in years)	5 years
Unrecognized compensation costs related to non-vested options granted	$ 0.1	$ 0.3
Average remaining vesting periods	7 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	3 years

EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Basic:
Net income available to stockholders			$ 57,442	$ 100,178	$ 185,836
Diluted:
Net income available to stockholders			57,442	100,178	185,836
Interest paid on convertible bonds			7,102	2,331	4,688
Net income available to stockholders, diluted			$ 64,544	$ 102,509	$ 190,524
Basic earnings per share:
Weighted average number of common shares outstanding	85,694	79,176			80,594
Diluted earnings per share:
Weighted average number of common shares outstanding	85,694	79,176			80,594
Effect of dilutive share options	82	89			168
Effect of dilutive convertible debt	22,220	4,621			5,106
Weighted average number of diluted common shares outstanding	107,996	83,886			85,868

RELATED PARTY TRANSACTIONS (Details) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended									6 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended					6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013 assets	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Frontline Charterers [Member] vessels	Dec. 31, 2011 Frontline Charterers [Member]	Dec. 31, 2012 Frontline Charterers [Member] vessels	Jun. 30, 2012 Frontline Charterers [Member]	Jun. 30, 2013 Frontline Ltd [Member]	Dec. 31, 2012 Frontline Ltd [Member]	Jun. 30, 2013 Deep Sea [Member] vessels	Dec. 31, 2012 Deep Sea [Member] vessels	Jun. 30, 2013 Seadrill [Member]	Dec. 31, 2012 Seadrill [Member]	Jun. 30, 2013 SFL West Polaris [Member]	Jun. 30, 2012 SFL West Polaris [Member]	Dec. 31, 2012 SFL West Polaris [Member]	Jun. 30, 2013 SFL Deepwater [Member]	Jun. 30, 2013 SFL Deepwater [Member]	Jun. 30, 2012 SFL Deepwater [Member]	Dec. 31, 2012 SFL Deepwater [Member]	Dec. 31, 2010 SFL Deepwater [Member]	Jun. 30, 2013 SFL Hercules [Member]	Jun. 30, 2012 SFL Hercules [Member]	Dec. 31, 2012 SFL Hercules [Member]	Jun. 30, 2013 SFL Linus [Member]	Dec. 31, 2012 SFL Linus [Member]	Jun. 30, 2013 Frontline Management [Member] vessels tankers carriers	Jun. 30, 2012 Frontline Management [Member]	Dec. 31, 2012 Frontline Management [Member]	Jun. 30, 2013 Bluelot [Member]	Dec. 31, 2012 Bluelot [Member]	Jun. 30, 2013 Corte Real [Member]	Dec. 31, 2012 Corte Real [Member]	Jun. 30, 2013 Golar Management UK Limited [Member]	Jun. 30, 2012 Golar Management UK Limited [Member]	Dec. 31, 2012 Golar Management UK Limited [Member]	Jun. 30, 2013 Seadrill Management (S) Pte Ltd [Member]	Jun. 30, 2012 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2012 Seadrill Management (S) Pte Ltd [Member]	Jun. 30, 2013 Other related parties [Member]	Dec. 31, 2012 Other related parties [Member]	Jun. 30, 2013 Frontline Charterers and Deep Sea [Member]	Jun. 30, 2012 Frontline Charterers and Deep Sea [Member]	Dec. 31, 2012 Frontline Charterers and Deep Sea [Member]	Jun. 30, 2013 UFC [Member] vessel	Dec. 31, 2012 UFC [Member]	May 31, 2013 Deep Sea Supply Shipowning II BV [Member] vessel	Dec. 31, 2011 Frontline Shipping and Frontline Shipping II [Member] vessels	Jun. 30, 2013 Golden Ocean [Member] vessels carriers	Jun. 30, 2012 Golden Ocean [Member]	Dec. 31, 2012 Golden Ocean [Member]	Jun. 30, 2013 Frontline Management AS [Member]	Jun. 30, 2012 Frontline Management AS [Member]	Dec. 31, 2012 Frontline Management AS [Member]	Jun. 30, 2013 Deep Sea Supply Plc. [Member]	May 31, 2013 Deep Sea Supply Plc. [Member] vessel	Apr. 30, 2013 Deep Sea Supply Plc. [Member] vessel	Jun. 30, 2013 BTG Pactual [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	$ 1,089,000		$ 54,203,000	$ 0		$ 51,788,000		$ 652,000	$ 810,000	$ 0	$ 1,305,000	$ 300,000	$ 300,000																											$ 137,000	$ 0
Loans to related parties	573,591,000		221,884,000											108,377,000		67,010,000	134,151,000	134,151,000		154,874,000		136,063,000		0	195,000,000	0
Due to related parties	12,208,000		9,227,000	815,000		804,000																					1,059,000		815,000	5,108,000	3,802,000	5,062,000	3,756,000	46,000		50,000				164,000	50,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	24			22		24				2	2																																					28
Property subject to or available for operating lease, number of units				0		1				4	4																																		3
Combined balance of net investments in direct financing leases																																										1,012,900,000		1,217,000,000
Combined balance of net investments in direct financing leases, short-term maturities																																										50,000,000		50,800,000
Net book value of assets leased under operating leases																																										111,800,000		131,500,000
Term of charters, minimum	1 year																																												10 months
Term of charters, maximum	14 years																																												12 months
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party																											12																						12
Number of vessels under contract to related parties																																															5									1	6
Profit sharing revenues - related parties	100,000	29,917,000	52,176,000																																										100,000	0
Joint venture, ownership interest																																																							50.00%			50.00%
Compensation payment received					106,000,000
Agreed temporary reduction in daily time charter rates					6,500
Percent of earnings to be paid					100.00%
Maximum daily amount to which temporary earnings-related 100% payment applies					6,500
Accrued revenues	0	29,900,000	52,200,000
Profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					25.00%
Potential profit share accrued				0		0	2,000,000
Actual profit share accrued				0		0	0
Profit share to be accumulated				50,000,000
Non-refundable advance relating to the profit sharing agreement						50,000,000
Net lease termination fee received				5,000,000
Daily vessel management fee																													6,500
Number of crude oil tankers																											2
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party																											7																						7
Number of car carriers operating on time charter, subcontracted to related party																											2
Management fees paid, vessels	27,869,000	33,844,000	66,455,000																								27,500,000	33,400,000	65,900,000																				400,000	200,000	500,000
Commission percentage paid for sales-type leases of Suezmax tankers (in hundredths)																											1.00%
Term of sales type leases																											5 years
Commissions paid for sales-type leases on Suezmax tankers																											43,000	62,000	124,000
Administrative expenses - related parties	233,000	235,000	471,000																								200,000	200,000	500,000
Management fees paid, supervision of newbuildings																											1,200,000	900,000	2,100,000
Management fees paid, provision of office facilities																																		78,000	113,000	195,000	0	12,000	15,000													200,000	300,000	400,000
Leasing revenues earned from related parties [Abstract]
Operating lease income																																										9,100,000	10,300,000	20,700,000	1,900,000	0
Direct financing lease interest income	28,489,000	29,954,000	59,214,000																																							28,500,000	30,000,000	59,200,000
Finance lease service revenue	26,650,000	33,124,000	64,766,000																																							26,700,000	33,100,000	64,800,000
Direct financing lease repayments																																										24,200,000	27,200,000	52,800,000
Related party loans [Abstract]
Notes receivable, related parties														145,000,000							290,000,000	145,000,000			195,000,000
Repayment of notes receivable, related parties																	145,000,000
Interest income, related party loans	$ 9,788,000	$ 9,788,000	$ 19,575,000											$ 3,300,000	$ 3,300,000	$ 6,500,000		$ 6,300,000	$ 6,500,000	$ 13,100,000		$ 200,000	$ 0	$ 0

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Book value of assets pledged under ship mortgages	$ 2,240,000,000
Guarantor Obligations [Line Items]
Oustanding debt	1,679,292,000	1,831,200,000
Outstanding debt, consolidated and unconsolidated entities	2,900,000,000	3,000,000,000
Contractual commitments under newbuilding contracts	467,000,000	189,600,000
Parent [Member]
Guarantor Obligations [Line Items]
Oustanding debt	1,700,000,000
Equity-accounted subsidiaries [Member]
Guarantor Obligations [Line Items]
Oustanding debt	1,200,000,000
SFL West Polaris and SFL Deepwater [Member]
Guarantor Obligations [Line Items]
Term loan facility, amount outstanding	1,200,000,000	1,200,000,000
Financial Guarantee [Member] | Rig Finance II [Member]
Guarantor Obligations [Line Items]
Amount guaranteed	20,000,000
Financial Guarantee [Member] | SFL Corte Real Limited [Member]
Guarantor Obligations [Line Items]
Amount guaranteed	50,400,000	52,600,000
Financial Guarantee [Member] | SFL West Polaris and SFL Deepwater [Member]
Guarantor Obligations [Line Items]
Amount guaranteed	290,000,000	270,000,000
U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member]
Guarantor Obligations [Line Items]
Oustanding debt	1,033,701,000	1,272,019,000
$70 million secured term loan facility [Member] | U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member]
Guarantor Obligations [Line Items]
Debt instrument, face amount	$ 70,000,000

CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) (USD $)	Jun. 30, 2013 variable_interest_entities	Dec. 31, 2012
Variable Interest Entity [Line Items]
Number of variable interest entities	9
Estimated residual values of leased property (un-guaranteed)	$ 316,119,000	$ 328,865,000
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	2
Carrying value of vessels	78,300,000
Unearned lease income	23,700,000
Estimated residual values of leased property (un-guaranteed)	21,700,000
Outstanding loan balance	42,300,000
Outstanding loan balance, current portion	6,400,000
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	7
Carrying value of vessels	285,600,000
Outstanding loan balance	177,500,000
Outstanding loan balance, current portion	$ 20,900,000